Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.9%
29Metals Ltd.	1,100,968	$1,303,542
Abacus Property Group	1,688,517	3,027,025
Accent Group Ltd.	1,615,766	1,528,983
Adbri Ltd.	1,503,216	1,515,526
AET&D Holdings No. 1 Pty Ltd.(a)	169,200	1
AGL Energy Ltd.	2,907,505	12,667,380
Alkane Resources Ltd.(b)	1,922,986	841,396
Allkem Ltd.(b)	2,493,366	23,037,850
ALS Ltd.	1,992,030	14,571,739
Altium Ltd.	514,339	11,613,410
Alumina Ltd.	10,708,502	9,254,785
AMP Ltd.(b)	13,371,618	10,783,245
Ansell Ltd.	555,650	10,031,201
APM Human Services International Ltd.	1,152,987	2,413,937
Appen Ltd.	482,357	781,470
ARB Corp. Ltd.	333,220	6,186,942
Arena REIT	1,472,586	3,708,641
Atlas Arteria Ltd.	6,307,591	26,553,540
AUB Group Ltd.	387,492	5,127,123
Aussie Broadband Ltd.(b)	828,455	1,238,355
Austal Ltd.	1,411,532	2,247,359
Australian Agricultural Co. Ltd.(b)	1,388,887	1,555,445
Australian Clinical Labs Ltd.(c)	475,498	1,029,170
Australian Ethical Investment Ltd.	350,273	1,035,980
Australian Strategic Materials Ltd.(b)(c)	383,839	494,962
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	4,546,521
Bank of Queensland Ltd.	2,823,932	13,298,695
Bapcor Ltd.	1,497,677	6,333,142
Beach Energy Ltd.	6,906,893	7,062,716
Bega Cheese Ltd.	1,250,625	2,568,548
Bellevue Gold Ltd.(b)	4,348,937	2,052,942
Bendigo & Adelaide Bank Ltd.	2,430,958	14,032,976
Betmakers Technology Group Ltd.(b)(c)	2,656,274	466,243
Blackmores Ltd.	71,545	3,109,378
Boral Ltd.(c)	1,658,618	3,056,125
Boss Energy Ltd. (b)(c)	1,417,918	2,380,723
BrainChip Holdings Ltd.(b)(c)	6,264,998	2,568,110
Breville Group Ltd.	424,870	5,383,629
Brickworks Ltd.	329,754	4,668,882
BWP Trust	2,137,941	5,592,444
Calix Ltd.(b)(c)	546,768	1,423,358
Capricorn Metals Ltd.(b)	1,224,539	2,655,832
carsales.com Ltd.	1,451,528	18,802,833
Centuria Capital Group	2,078,445	2,239,671
Centuria Industrial REIT	2,516,962	4,891,340
Centuria Office REIT	1,631,148	1,571,278
Chalice Mining Ltd.(b)	1,375,645	3,756,243
Challenger Ltd.	2,503,756	11,250,199
Champion Iron Ltd.	1,445,215	4,347,089
Charter Hall Group	2,055,480	17,062,215
Charter Hall Long Wale REIT	2,728,270	7,607,276
Charter Hall Retail REIT	2,250,107	5,793,926
Charter Hall Social Infrastructure REIT	1,426,026	3,166,740
City Chic Collective Ltd.(b)(c)	960,474	798,962
Cleanaway Waste Management Ltd.	8,918,681	15,426,910
Clinuvel Pharmaceuticals Ltd.(c)	169,282	2,113,603
Codan Ltd./Australia	427,459	1,058,915
Collins Foods Ltd.(c)	482,628	2,897,836
Security	Shares	Value

Australia (continued)
Core Lithium Ltd.(b)(c)	6,464,608	$5,715,620
Corporate Travel Management Ltd.(c)	516,007	5,761,032
Costa Group Holdings Ltd.	2,014,639	3,278,269
Credit Corp. Group Ltd.	290,587	3,454,281
Cromwell Property Group	6,255,136	2,805,330
CSR Ltd.	2,106,683	6,240,568
Data#3 Ltd.	637,888	2,810,111
De Grey Mining Ltd.(b)(c)	5,157,514	3,488,993
Deterra Royalties Ltd.	1,844,168	4,838,992
Dexus Industria REIT	896,062	1,518,465
DGL Group Ltd./Au(b)(c)	472,245	461,490
Dicker Data Ltd.	257,793	1,776,704
Domain Holdings Australia Ltd.	1,093,571	2,330,593
Downer EDI Ltd.	2,936,780	8,440,115
Eagers Automotive Ltd.	669,542	5,307,952
Eclipx Group Ltd.(b)	1,207,513	1,444,221
Elders Ltd.	677,938	5,652,174
EML Payments Ltd.(b)(c)	1,546,628	398,676
EVT Ltd.(b)(c)	495,854	4,734,030
Firefinch Ltd.(a)(b)(c)	4,681,624	462,067
Flight Centre Travel Group Ltd.(b)(c)	695,232	7,399,587
G8 Education Ltd.	3,340,895	2,062,292
GDI Property Group Partnership	3,277,258	1,654,291
Genworth Mortgage Insurance Australia Ltd.	1,678,776	2,914,095
Gold Road Resources Ltd.	4,465,723	3,859,102
Goulamina Holdings Pty Ltd.(b)	3,409,765	1,344,488
GrainCorp Ltd., Class A	984,404	5,291,980
Grange Resources Ltd.(c)	2,184,366	866,674
Growthpoint Properties Australia Ltd.	1,169,138	2,488,876
GUD Holdings Ltd.	611,526	3,145,406
GWA Group Ltd.	953,812	1,238,323
Hansen Technologies Ltd.	676,170	2,129,348
Harvey Norman Holdings Ltd.	2,418,474	6,433,840
Healius Ltd.	2,490,003	5,454,635
Home Consortium Ltd.	451,538	1,380,459
HomeCo Daily Needs REIT	6,302,839	5,157,426
HUB24 Ltd.	328,342	5,323,880
IGO Ltd.	2,958,891	28,937,791
Iluka Resources Ltd.	1,841,901	10,205,107
Imdex Ltd.	1,573,277	2,053,632
Imugene Ltd.(b)(c)	21,137,132	2,356,465
Incitec Pivot Ltd.	8,459,258	20,344,095
Ingenia Communities Group	1,598,403	4,011,010
Inghams Group Ltd.	1,637,046	2,648,454
Insignia Financial Ltd.	2,665,550	5,373,483
Integral Diagnostics Ltd.	798,568	1,342,931
InvoCare Ltd.	579,208	3,787,775
ionner Ltd.(b)	6,299,871	2,232,674
IPH Ltd.	905,656	5,759,796
IRESS Ltd.	777,341	5,045,498
JB Hi-Fi Ltd.	474,376	13,003,569
Jervois Global Ltd.(b)	5,464,790	1,713,726
Johns Lyng Group Ltd.(c)	741,171	3,081,705
Judo Capital Holdings Ltd.(b)	2,366,227	1,765,994
Jumbo Interactive Ltd.	228,207	1,986,971
Karoon Energy Ltd.(b)	2,420,495	3,291,406
Kelsian Group Ltd.	556,209	1,664,574
Kogan.com Ltd.(b)(c)	373,316	783,063
Lake Resources NL(b)(c)	5,187,748	3,498,688
Lifestyle Communities Ltd.	409,400	4,595,856

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Link Administration Holdings Ltd.	2,246,122	$4,912,053
Liontown Resources Ltd.(b)	7,138,536	8,594,951
Lovisa Holdings Ltd.(c)	256,689	3,996,268
Lynas Rare Earths Ltd.(b)	3,917,844	20,896,949
MA Financial Group Ltd.(c)	409,293	1,160,635
Maas Group Holdings Ltd.(c)	382,811	557,366
Magellan Financial Group Ltd.(c)	603,481	3,826,559
Mayne Pharma Group Ltd.(b)	6,701,556	1,157,683
McMillan Shakespeare Ltd.	297,631	2,494,178
Megaport Ltd.(b)(c)	645,051	2,502,134
Mesoblast Ltd.(b)(c)	2,991,952	1,749,066
Metcash Ltd.	4,169,909	10,946,550
Mincor Resources NL(b)	1,523,429	1,308,260
Monadelphous Group Ltd.	394,727	3,450,787
Mount Gibson Iron Ltd.(b)(c)	2,610,143	626,755
Nanosonics Ltd.(b)(c)	1,101,703	2,887,889
National Storage REIT	4,596,618	7,691,671
Nearmap Ltd.(b)	2,057,543	2,705,074
Neometals Ltd.(b)(c)	1,960,534	1,386,657
Netwealth Group Ltd.	526,968	4,092,377
New Hope Corp. Ltd.(c)	2,172,576	7,892,245
NEXTDC Ltd.(b)	1,994,729	10,584,376
nib holdings Ltd.	1,973,695	8,445,533
Nick Scali Ltd.(c)	275,873	1,776,684
Nickel Mines Ltd.	4,696,922	2,195,143
Nine Entertainment Co. Holdings Ltd.	6,239,077	8,239,430
Novonix Ltd.(b)(c)	1,312,089	2,240,364
NRW Holdings Ltd.	1,854,743	3,026,695
Nufarm Ltd./Australia	1,661,316	5,920,725
Objective Corp. Ltd.	109,613	1,040,381
Omni Bridgeway Ltd.(b)	1,105,562	3,182,890
oOh!media Ltd.(c)	1,988,853	1,608,698
Orora Ltd.	3,698,338	7,176,723
OZ Minerals Ltd.	1,453,306	22,503,027
Pact Group Holdings Ltd.(c)	895,134	821,193
Paladin Energy Ltd.(b)	11,677,482	6,322,081
Pendal Group Ltd.	1,492,317	4,687,450
Pepper Money Ltd./Australia	737,222	672,392
Perenti Global Ltd.(b)	2,722,691	1,668,564
Perpetual Ltd.(c)	246,476	3,927,640
Perseus Mining Ltd.	5,606,934	6,530,394
PEXA Group Ltd.(b)(c)	415,089	4,101,481
Pilbara Minerals Ltd.(b)	10,324,431	33,556,958
Pinnacle Investment Management Group Ltd.	528,298	2,745,679
Platinum Asset Management Ltd.	2,318,449	2,654,259
PointsBet Holdings Ltd.(b)(c)	842,617	1,096,725
PolyNovo Ltd.(b)(c)	2,509,808	3,197,383
Premier Investments Ltd.	377,360	6,043,204
Pro Medicus Ltd.(c)	203,540	7,251,599
PWR Holdings Ltd.	318,145	2,043,719
Qube Holdings Ltd.	7,270,621	12,657,816
Ramelius Resources Ltd.	3,749,566	1,759,816
Red 5 Ltd.(b)	10,192,578	1,038,983
Regis Resources Ltd.	3,281,053	3,199,079
Reliance Worldwide Corp. Ltd.	3,454,850	7,098,323
Rural Funds Group	1,611,951	2,629,898
Sandfire Resources Ltd.(c)	1,784,517	3,974,265
Sayona Mining Ltd.(b)(c)	28,451,719	4,273,759
Select Harvests Ltd.(c)	518,688	1,759,838
Seven Group Holdings Ltd.(c)	713,067	8,361,721
Security	Shares	Value

Australia (continued)
Seven West Media Ltd.(b)	4,033,629	$1,208,617
SG Fleet Group Ltd.	545,750	701,402
Shopping Centres Australasia Property Group	4,814,442	8,385,392
Sigma Healthcare Ltd.	4,863,284	1,970,751
Silver Lake Resources Ltd.(b)(c)	3,979,631	2,818,194
Sims Ltd.	724,517	5,664,523
SiteMinder Ltd.(b)(c)	920,428	1,826,526
SmartGroup Corp. Ltd.	536,948	1,692,887
Southern Cross Media Group Ltd.(c)	1,067,093	658,928
St. Barbara Ltd.(b)	3,497,546	1,138,670
Star Entertainment Grp Ltd. (The)(b)	3,908,734	7,352,834
Steadfast Group Ltd.	4,241,381	13,740,994
Super Retail Group Ltd.	677,473	4,454,525
Syrah Resources Ltd.(b)	2,785,691	4,255,199
Tabcorp Holdings Ltd.	9,643,199	5,953,524
Tassal Group Ltd.	990,534	3,289,128
Technology One Ltd.	1,262,585	9,713,074
Telix Pharmaceuticals Ltd.(b)(c)	937,130	4,154,169
Temple & Webster Group Ltd.(b)(c)	387,537	1,379,540
Tyro Payments Ltd.(b)(c)	1,694,809	1,654,532
United Malt Grp Ltd.	1,071,816	2,132,530
Ventia Services Group Pty Ltd.	1,123,921	1,988,185
Viva Energy Group Ltd.(d)	3,674,607	6,670,274
Vulcan Energy Resources Ltd.(b)(c)	367,245	1,783,564
Waypoint REIT Ltd.	3,059,593	5,342,022
Webjet Ltd.(b)	1,636,377	5,526,018
West African Resources Ltd.(b)(c)	4,151,265	2,748,706
Westgold Resources Ltd.(b)	2,028,033	947,223
Whitehaven Coal Ltd.	3,957,053	22,985,710
Worley Ltd.	1,360,564	12,427,544
Zip Co. Ltd.(b)(c)	2,519,584	978,829
		1,047,477,964
Austria — 1.1%
Agrana Beteiligungs AG	12,995	175,939
ams-OSRAM AG(b)	1,199,743	6,790,965
ANDRITZ AG	297,403	13,822,257
AT&S Austria Technologie & Systemtechnik AG	111,030	3,429,154
BAWAG Group AG(d)	370,300	17,876,529
CA Immobilien Anlagen AG	188,413	5,950,899
DO & CO AG(b)(c)	28,366	2,229,537
EVN AG	168,301	2,799,909
FACC AG(b)(c)	109,182	701,344
IMMOFINANZ AG(b)	151,485	1,786,048
Kontron AG(c)	184,537	2,670,888
Lenzing AG(c)	57,860	2,768,257
Oesterreichische Post AG(c)	152,601	4,341,980
Palfinger AG	55,522	1,282,946
Porr AG	56,282	580,680
Raiffeisen Bank International AG	648,168	9,014,213
S IMMO AG	162,794	3,660,302
Schoeller-Bleckmann Oilfield Equipment AG	44,074	2,424,491
Semperit AG Holding(c)	43,521	860,532
Strabag SE.	67,127	2,577,240
Telekom Austria AG	719,439	4,182,049
UNIQA Insurance Group AG	565,388	3,664,191
Vienna Insurance Group AG Wiener Versicherung Gruppe	158,416	3,543,110
Wienerberger AG	507,562	11,602,265
		108,735,725

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium — 1.5%
Ackermans & van Haaren NV	101,831	$14,187,239
Aedifica SA	161,209	12,294,240
AGFA-Gevaert NV(b)	600,966	1,816,916
Barco NV	298,581	6,446,442
Bekaert SA	156,906	4,372,569
bpost SA	427,994	2,115,611
Cofinimmo SA	132,975	11,028,340
Deme Group NV(b)	32,668	3,639,546
Econocom Group SA/NV	483,358	1,313,662
Etablissements Franz Colruyt NV	238,485	5,748,469
Euronav NV	756,027	13,180,411
Fagron	292,488	3,641,214
Galapagos NV(b)(c)	199,568	9,102,316
Gimv NV	86,570	3,695,999
Immobel SA	19,123	782,941
Intervest Offices & Warehouses NV	108,323	2,349,751
Ion Beam Applications	104,038	1,451,755
KBC Ancora	153,488	5,456,161
Kinepolis Group NV(b)(c)	59,093	2,227,616
Melexis NV	86,902	5,976,789
Mithra Pharmaceuticals SA(b)(c)	95,006	612,262
Montea NV	48,366	3,299,118
Ontex Group NV(b)	288,259	1,700,146
Orange Belgium SA(b)	65,773	1,113,263
Recticel SA(c)	184,052	2,543,428
Retail Estates NV	41,542	2,446,126
Shurgard Self Storage SA	114,514	4,986,046
Telenet Group Holding NV	196,415	2,994,590
Tessenderlo Group SA(b)	109,939	3,332,244
Van de Velde NV	20,133	635,246
VGP NV	43,456	3,295,022
X-Fab Silicon Foundries SE(b)(c)(d)	251,467	1,301,842
Xior Student Housing NV	105,283	2,957,134
		142,044,454
Cayman Islands — 0.0%
OCI International Holdings Ltd.(b)	76,000	15,557

China — 0.0%
E-Commodities Holdings Ltd.	5,464,000	723,649
United Energy Group Ltd.(c)	34,212,000	3,309,808
		4,033,457
Cyprus — 0.0%
Atalaya Mining PLC	473,464	1,498,592

Denmark — 1.9%
ALK-Abello AS(b)	569,294	9,412,632
Alm Brand A/S	3,709,094	5,068,924
Amagerbanken A/S(a)	130,550	—
Ambu A/S, Class B(c)	736,307	8,234,747
Bavarian Nordic A/S(b)(c)	306,145	9,741,616
Better Collective A/S(b)	129,074	1,677,995
cBrain A/S	49,040	1,072,849
Chemometec A/S	71,881	6,775,544
D/S Norden A/S	95,353	4,934,997
Dfds A/S	152,115	4,616,231
FLSmidth & Co. A/S	222,441	5,141,344
H Lundbeck AS	1,192,127	4,460,565
H Lundbeck AS, Class A(b)	292,747	994,694
ISS A/S(b)	692,181	12,711,923
Jyske Bank A/S, Registered(b)	224,614	12,122,227
Security	Shares	Value

Denmark (continued)
Matas A/S	156,545	$1,498,296
Netcompany Group A/S(b)(d)	175,968	6,032,978
Nilfisk Holding A/S(b)	53,634	997,802
NKT A/S(b)	176,129	8,790,102
NTG Nordic Transport Group A/S, Class A(b)(c)	34,181	1,108,706
Per Aarsleff Holding A/S	76,710	2,143,193
Ringkjoebing Landbobank A/S	116,858	12,709,788
Royal Unibrew A/S	219,741	12,552,527
Scandinavian Tobacco Group A/S, Class A(d)	245,720	4,115,973
Schouw & Co. A/S	54,408	3,451,924
SimCorp A/S	177,426	10,594,224
Solar A/S, Class B	23,391	1,763,997
Spar Nord Bank A/S	373,856	4,526,551
Sydbank AS	251,116	7,646,570
Topdanmark AS	195,946	9,043,517
Zealand Pharma A/S(b)(c)	190,012	4,893,806
		178,836,242
Finland — 1.5%
Aktia Bank OYJ	215,596	2,143,411
Anora Group OYJ	142,191	986,051
Cargotec OYJ, Class B	168,213	6,326,429
Caverion OYJ	437,115	1,942,562
Citycon OYJ	377,508	2,351,973
Finnair OYJ(b)(c)	2,772,535	1,173,970
F-Secure OYJ(b)	473,984	1,339,666
Harvia OYJ	67,966	964,204
Huhtamaki OYJ	420,933	15,128,065
Kamux Corp.	136,117	658,326
Kemira OYJ	472,135	6,234,248
Kempower OYJ(b)(c)	70,388	1,421,558
Kojamo OYJ	588,339	7,657,003
Konecranes OYJ	261,153	6,570,723
Marimekko OYJ	111,820	1,009,657
Metsa Board OYJ, Class B	760,248	5,718,906
Metso Outotec OYJ	2,870,179	21,782,052
Musti Group OYJ	134,067	2,518,721
Nokian Renkaat OYJ	573,744	6,470,008
Oriola OYJ, Class B	758,192	1,375,684
Outokumpu OYJ	1,590,589	6,383,617
Puuilo OYJ	215,322	1,085,242
QT Group OYJ(b)(c)	73,318	3,131,434
Remedy Entertainment OYJ(c)	33,269	624,190
Revenio Group OYJ	102,635	3,817,398
Rovio Entertainment OYJ(c)(d)	171,696	978,645
Sanoma OYJ	314,884	3,686,169
Spinnova OYJ(b)(c)	63,551	247,813
Talenom OYJ(c)	121,638	1,081,878
TietoEVRY OYJ	377,915	9,009,198
TietoEVRY OYJ, New	12,844	305,673
Tokmanni Group Corp.	210,698	2,547,577
Uponor OYJ	237,643	3,156,477
Valmet OYJ	723,689	16,459,026
WithSecure OYJ(b)	489,105	790,773
YIT OYJ	611,959	1,534,595
		148,612,922
France — 3.5%
AB Science SA(b)(c)	106,542	962,594
ABC arbitrage	83,506	539,712
Air France-KLM(b)(c)	5,020,420	6,601,404

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
AKWEL(c)	36,551	$530,986
ALD SA(c)(d)	441,369	4,708,998
Altarea SCA	16,819	2,240,489
Alten SA	126,962	14,832,997
Antin Infrastructure Partners SA(c)	150,987	3,285,667
APERAM SA	209,501	5,470,352
Aramis Group SAS(b)(c)(d)	91,426	419,875
Atos SE(b)(c)	442,957	4,322,512
Aubay.	30,139	1,319,101
Believe SA(b)(c)	80,339	735,969
Beneteau SA	167,247	1,853,477
Boiron SA	34,035	1,553,941
Bonduelle SCA(c)	59,559	692,074
Carmila SA	251,045	3,512,216
Casino Guichard Perrachon SA(b)(c)	191,080	1,837,886
CGG SA(b)	3,000,068	2,548,491
Chargeurs SA(c)	72,843	962,861
Cie. des Alpes(b)	83,565	1,030,008
Cie. Plastic Omnium SA	252,827	3,542,605
Coface SA(b)	456,471	5,081,504
Derichebourg SA	414,822	1,811,395
Elior Group SA(b)(c)(d)	561,968	1,247,442
Elis SA	822,924	9,424,047
Equasens	19,135	1,343,720
Eramet SA	42,650	2,794,068
Esker SA	23,082	3,028,576
Etablissements Maurel et Prom SA	250,523	1,126,051
Euroapi SA(b)(c)	221,796	3,881,198
Eutelsat Communications SA	742,634	7,454,669
Faurecia SE(b)	688,215	10,274,397
Fnac Darty SA	72,030	2,225,245
Gaztransport Et Technigaz SA	111,861	13,013,742
Groupe Guillin	21,316	380,078
ICADE	149,451	5,559,409
ID Logistics Group(b)	12,310	3,307,236
Imerys SA	147,516	6,038,080
Interparfums SA	80,417	3,876,841
IPSOS	173,637	8,405,279
JCDecaux SE(b)	275,324	3,476,058
Kaufman & Broad SA(c)	54,704	1,329,233
Korian SA	319,573	3,019,594
LISI(c)	82,972	1,638,562
LNA Sante SA	17,779	518,318
Maisons du Monde SA(c)(d)	130,589	1,280,078
Manitou BF SA(c)	54,090	1,103,834
McPhy Energy SA(b)(c)	90,043	1,021,455
Mercialys SA	333,463	2,887,555
Mersen SA	74,437	2,408,405
Metropole Television SA	110,050	1,138,195
Neoen SA(d)	207,205	7,227,337
Nexans SA	104,487	9,756,847
Nexity SA	167,446	3,353,987
Orpea SA(b)(c)	241,956	1,962,239
Peugeot Invest	22,718	1,871,517
Quadient SA	144,882	2,038,384
Rexel SA	1,064,561	18,997,403
Rubis SCA	404,396	9,183,563
SCOR SE	667,038	10,031,002
SES SA	1,664,841	11,808,629
SES-Imagotag SA(b)	20,045	2,274,797
Security	Shares	Value

France (continued)
SMCP SA(b)(d)	176,056	$1,106,676
Societe BIC SA	106,173	6,094,979
SOITEC(b)	113,255	14,501,690
Solutions 30 SE(b)	373,846	720,540
Somfy SA	31,896	3,397,664
Sopra Steria Group SACA	66,671	8,824,735
SPIE SA	564,356	13,202,284
Technicolor Creative Studios SA(b)(c)	843,418	1,314,441
Technicolor SA(b)(c)	840,904	625,812
Television Francaise 1	173,370	1,100,564
Trigano SA	37,435	3,831,745
Vallourec SA(b)	393,840	4,190,336
Valneva SE(b)(c)	493,015	3,334,407
Verallia SA(d)	320,872	9,091,874
Vicat SA	75,041	1,720,183
Vilmorin & Cie SA	26,104	1,156,700
Virbac SA(c)	18,014	4,414,302
Voltalia SA(b)(c)	119,847	2,282,442
Waga Energy SA(b)(c)	20,875	610,639
Wavestone	34,184	1,472,883
		335,099,080
Germany — 4.0%
1&1 AG	187,202	2,466,161
Aareal Bank AG(b)	257,714	8,149,945
About You Holding SE(b)(c)	162,423	793,085
Adesso SE	13,655	1,351,936
ADLER Group SA(b)(c)(d)	303,089	449,403
AIXTRON SE	489,253	12,022,720
Amadeus Fire AG	24,570	2,479,774
Atoss Software AG	17,310	2,107,556
AURELIUS Equity Opportunities SE & Co. KGaA	122,527	2,590,722
Aurubis AG	136,631	8,621,451
Auto1 Group SE(b)(c)(d)	372,258	2,503,616
Basler AG(c)	49,158	1,334,377
BayWa AG	59,951	2,705,211
Bertrandt AG	31,731	944,987
Bike24 Holding AG(b)(c)	82,509	239,335
Bilfinger SE(c)	134,132	3,731,400
Borussia Dortmund GmbH & Co. KGaA(b)(c)	339,227	1,254,086
CANCOM SE	165,965	4,101,310
Ceconomy AG(c)	707,659	1,151,649
Cewe Stiftung & Co. KGaA(c)	22,314	1,747,893
CompuGroup Medical SE & Co. KgaA	115,838	3,659,791
CropEnergies AG	114,093	1,818,293
CTS Eventim AG & Co. KGaA(b)	248,098	11,843,329
Datagroup SE	20,756	1,130,217
Dermapharm Holding SE	80,624	3,065,355
Deutsche Beteiligungs AG	51,369	1,301,767
Deutsche EuroShop AG	52,663	1,128,581
Deutsche Pfandbriefbank AG(d)	592,701	4,414,512
Deutz AG	494,451	1,866,753
DIC Asset AG	178,131	1,227,968
Draegerwerk AG & Co. KGaA	13,057	471,626
Duerr AG	224,208	5,926,428
Eckert & Ziegler Strahlen- und Medizintechnik AG	63,757	2,520,551
Elmos Semiconductor SE	35,741	1,633,795
ElringKlinger AG	125,665	899,479
Encavis AG	522,213	9,722,416
Energiekontor AG	26,959	2,393,891
Evotec SE(b)	613,346	11,698,361

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fielmann AG	115,592	$3,682,358
flatexDEGIRO AG(b)(c)	288,039	2,517,480
Fraport AG Frankfurt Airport Services Worldwide(b)	163,175	6,286,502
Freenet AG	529,073	10,399,553
Gerresheimer AG	137,819	7,895,460
GFT Technologies SE	73,517	2,396,821
Global Fashion Group SA(b)	415,422	699,621
Grand City Properties SA	425,360	4,137,728
GRENKE AG(c)	121,503	2,478,027
Hamborner REIT AG	284,665	2,030,804
Hamburger Hafen und Logistik AG(c)	112,547	1,318,197
Heidelberger Druckmaschinen AG(b)(c)	1,113,252	1,536,602
Hensoldt AG	159,605	3,749,899
HOCHTIEF AG	106,789	5,673,050
Hornbach Holding AG & Co. KGaA	37,150	2,532,348
Hugo Boss AG	249,959	11,512,449
Hypoport SE(b)	16,638	1,625,125
Indus Holding AG(c)	76,264	1,504,936
Instone Real Estate Group SE(c)(d)	203,182	1,478,888
Jenoptik AG	227,490	4,987,279
JOST Werke AG(d)	57,081	2,435,928
K+S AG, Registered	830,686	18,340,707
Kloeckner & Co. SE	323,791	2,537,604
Krones AG	60,866	5,637,007
KWS Saat SE & Co. KGaA	54,458	3,161,580
LANXESS AG	355,792	12,032,091
MBB SE(c)	8,158	682,863
Media and Games Invest SE(b)(c)	475,401	755,440
Medios AG(b)	60,292	1,113,021
METRO AG(b)	546,971	4,172,505
MLP SE	278,289	1,292,589
MorphoSys AG(b)(c)	152,461	2,885,749
Nagarro SE(b)(c)	35,755	3,557,011
Nordex SE(b)(c)	539,371	5,028,104
Norma Group SE	137,515	2,179,975
Northern Data AG(b)(c)	21,062	156,028
OHB SE	14,662	411,316
PATRIZIA SE	198,605	1,457,664
Pfeiffer Vacuum Technology AG	15,751	2,225,134
PNE AG	152,034	2,893,502
ProSiebenSat.1 Media SE	771,591	5,243,430
PVA TePla AG(b)	83,883	1,405,519
Salzgitter AG(c)	126,225	2,820,946
Secunet Security Networks AG	6,834	1,499,084
SGL Carbon SE(b)	267,877	1,900,009
Siltronic AG	64,773	4,028,100
Sirius Real Estate Ltd.	5,076,058	4,103,961
Sixt SE	59,704	5,599,853
SMA Solar Technology AG(b)(c)	44,279	2,142,234
Software AG(c)	227,902	4,985,809
Stabilus SE	105,820	5,805,267
Steico SE	24,130	1,060,748
Stratec SE	34,401	2,883,784
Stroeer SE & Co. KGaA	148,745	6,064,170
Suedzucker AG	314,963	4,013,860
Synlab AG	288,732	3,717,722
TAG Immobilien AG	774,036	4,847,633
Takkt AG	146,713	1,900,088
TeamViewer AG(b)(d)	654,055	6,280,883
thyssenkrupp AG(b)	2,030,034	10,685,957
Security	Shares	Value

Germany (continued)
TUI AG(b)(c)	5,043,972	$7,612,245
Varta AG(c)	80,373	2,153,884
VERBIO Vereinigte BioEnergie AG	96,964	7,638,156
Vitesco Technologies Group AG(b)	86,014	4,602,485
Vossloh AG	51,899	1,862,389
Wacker Neuson SE	120,109	1,893,579
Wuestenrot & Wuerttembergische AG	68,041	959,963
Zeal Network SE(c)	57,315	1,447,097
		388,027,530
Guernsey — 0.0%
Balanced Commercial Property Trust Ltd.	3,118,793	2,986,486

Hong Kong — 1.7%
Apollo Future Mobility Group Ltd.(b)(c)	17,656,000	472,250
ASMPT Ltd.	1,338,000	7,359,672
Atlas Corp.	383,106	5,666,138
Bank of East Asia Ltd. (The)	5,506,000	5,276,871
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	16
Cafe de Coral Holdings Ltd.	1,522,000	1,776,232
Champion REIT	11,264,000	3,371,325
Chinese Estates Holdings Ltd.(b)(c)	1,811,500	327,804
Chow Sang Sang Holdings International Ltd.	1,572,000	1,449,781
CITIC Telecom International Holdings Ltd.	6,837,000	2,020,714
Citychamp Watch & Jewellery Group Ltd.(b)	5,546,000	720,659
CK Life Sciences International Holdings Inc.(c)	14,480,000	1,087,633
C-Mer Eye Care Holdings Ltd.(b)(c)	2,302,000	953,821
Comba Telecom Systems Holdings Ltd.	8,142,000	1,141,670
Cowell e Holdings Inc.(b)(c)	1,238,000	1,514,756
Crystal International Group Ltd.(c)(d)	2,155,500	549,600
Dah Sing Banking Group Ltd.	2,192,800	1,307,486
Dah Sing Financial Holdings Ltd.	630,400	1,247,436
EC Healthcare(c)	1,999,000	1,031,152
Far East Consortium International Ltd.	4,858,500	1,094,837
First Pacific Co. Ltd.	9,714,000	2,572,316
Fortune REIT	6,357,000	4,057,774
Fosun Tourism Group(b)(c)(d)	1,144,000	999,360
Guotai Junan International Holdings Ltd.	12,400,000	883,662
Haitong International Securities Group Ltd.(b)(c)	9,202,899	667,906
Hang Lung Group Ltd.	3,420,000	4,436,042
Health and Happiness H&H International Holdings Ltd.	965,000	909,846
HKBN Ltd.	3,719,000	2,511,792
Hong Kong Technology Venture Co. Ltd.	2,350,000	1,228,154
Hutchison Telecommunications Hong Kong
Holdings Ltd.	10,248,000	1,357,585
Hysan Development Co. Ltd.	2,651,000	5,778,107
IGG Inc.(b)	3,406,000	885,489
Johnson Electric Holdings Ltd.	1,466,750	1,511,094
K Wah International Holdings Ltd.	4,286,000	1,200,281
Kerry Logistics Network Ltd.	1,579,388	2,507,048
Kerry Properties Ltd.	2,480,000	3,923,074
Lifestyle International Holdings Ltd.(b)	1,954,000	1,158,568
LK Technology Holdings Ltd.	2,357,500	2,134,281
Luk Fook Holdings International Ltd.	1,528,000	3,319,414
Man Wah Holdings Ltd.	7,722,000	4,308,734
MECOM Power and Construction Ltd.	4,589,000	936,195
Melco International Development Ltd.(b)(c)	2,887,000	1,509,519
Melco Resorts & Entertainment Ltd., ADR(b)(c)	926,268	5,066,686
MGM China Holdings Ltd.(b)	3,993,200	1,607,745
Nissin Foods Co. Ltd.(c)	1,343,000	1,077,426
NWS Holdings Ltd.	6,707,000	4,756,279

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Pacific Basin Shipping Ltd.(c)	20,973,000	$5,077,624
Pacific Textiles Holdings Ltd.	3,793,000	1,130,994
PAX Global Technology Ltd.	2,998,000	2,356,184
PCCW Ltd.	18,331,000	7,003,387
Perfect Medical Health Management Ltd.	1,872,000	663,321
Prosperity REIT	8,679,000	1,835,746
Realord Group Holdings Ltd.(b)(c)	1,834,000	2,151,767
Sa Sa International Holdings Ltd.(b)(c)	5,154,000	545,134
Shangri-La Asia Ltd.(b)	4,678,000	2,588,418
Shun Tak Holdings Ltd.(b)	6,104,000	792,632
SJM Holdings Ltd.(b)	10,922,000	3,408,210
SmarTone Telecommunications Holdings Ltd.	2,607,500	1,288,892
Stella International Holdings Ltd.	2,170,000	2,100,985
Sun Hung Kai & Co. Ltd.(c)	2,447,000	854,486
SUNeVision Holdings Ltd.	2,802,000	1,484,397
Sunlight REIT	4,120,000	1,310,756
Texhong Textile Group Ltd.	1,168,500	752,583
Theme International Holdings Ltd.(b)(c)	19,990,000	1,908,661
United Laboratories International Holdings Ltd. (The)	4,404,000	1,845,826
Value Partners Group Ltd.(c)	3,720,000	886,043
Vesync Co. Ltd.	1,218,000	324,600
Vitasoy International Holdings Ltd.(b)	3,686,000	6,294,313
Viva China Holdings Ltd.(b)(c)	16,568,000	2,069,207
Vobile Group Ltd.(b)	6,526,000	1,555,672
VSTECS Holdings Ltd.	3,788,000	1,821,362
VTech Holdings Ltd.	722,800	3,847,615
Wynn Macau Ltd.(b)	6,799,600	2,710,697
Xinyi Electric Storage Holdings Ltd.(b)	1	1
Yue Yuen Industrial Holdings Ltd.	3,473,500	3,531,321
Zensun Enterprises Ltd.(b)(c)	2,370,000	350,232
		162,165,296
Ireland — 0.8%
AIB Group PLC	3,451,600	9,985,180
Bank of Ireland Group PLC	4,376,492	31,513,463
C&C Group PLC(b)(c)	1,719,546	3,226,342
Cairn Homes PLC(b)	2,987,106	2,892,057
Dalata Hotel Group PLC(b)	855,311	2,743,976
Glanbia PLC	832,796	9,618,182
Glenveagh Properties PLC(b)(d)	2,737,847	2,678,065
Grafton Group PLC	984,707	7,796,174
Greencore Group PLC(b)	2,291,185	1,760,445
Irish Residential Properties REIT PLC	1,960,932	2,120,052
Origin Enterprises PLC	511,281	1,896,243
Uniphar PLC(b)	981,154	3,393,688
		79,623,867
Israel — 3.2%
AFI Properties Ltd.	20,582	617,050
Africa Israel Residences Ltd.	26,772	1,074,390
Airport City Ltd.(b)	306,329	5,071,913
Alony Hetz Properties & Investments Ltd.	638,268	7,486,381
Altshuler Shaham Penn Ltd.	287,582	661,555
Amot Investments Ltd.	1,019,339	6,166,199
Arad Investment & Industrial Development Ltd.(c)	13,658	1,749,493
Ashtrom Group Ltd.(c)	169,654	3,692,333
AudioCodes Ltd.	109,350	2,225,807
Azorim-Investment Development & Construction Co. Ltd.	389,599	1,355,665
Big Shopping Centers Ltd.	52,456	5,881,903
Blue Square Real Estate Ltd.	20,721	1,375,840
Security	Shares	Value

Israel (continued)
Camtek Ltd./Israel(b)	124,099	$2,799,126
Cellcom Israel Ltd.(b)(c)	402,937	2,017,200
Cellebrite DI Ltd.(b)(c)	156,595	756,354
Clal Insurance Enterprises Holdings Ltd.(b)	269,316	4,647,441
Cognyte Software Ltd.(b)	288,481	784,668
Danel Adir Yeoshua Ltd.	23,954	2,776,424
Danya Cebus Ltd.	32,920	784,619
Delek Automotive Systems Ltd.	220,268	2,836,188
Delek Group Ltd.(b)	39,758	6,053,441
Delta Galil Industries Ltd.	49,668	2,248,747
Doral Group Renewable Energy Resources Ltd.(b)(c)	378,160	1,158,005
Elco Ltd.(c)	40,603	2,339,886
Electra Consumer Products 1970 Ltd.(c)	51,520	1,783,268
Electra Ltd./Israel	9,220	5,364,769
Electra Real Estate Ltd.	108,806	1,335,933
Electreon Wireless Ltd.(b)(c)	16,346	246,724
Energix-Renewable Energies Ltd.	1,036,370	3,618,150
Enlight Renewable Energy Ltd.(b)	4,146,036	8,396,912
Equital Ltd.(b)(c)	115,586	3,564,403
Fattal Holdings 1998 Ltd.(b)(c)	26,732	2,715,212
FIBI Holdings Ltd.	71,370	3,365,296
First International Bank Of Israel Ltd. (The)	237,126	10,239,423
Fiverr International Ltd.(b)(c)	136,234	4,216,442
Formula Systems 1985 Ltd.	41,767	3,390,103
Fox Wizel Ltd.	35,047	4,272,566
G City Ltd.	346,092	1,117,458
Gav-Yam Lands Corp. Ltd.	1	2
Gilat Satellite Networks Ltd.(b)	173,419	1,039,484
Harel Insurance Investments & Financial Services Ltd.	509,225	4,901,786
Hilan Ltd.	62,799	3,288,359
IDI Insurance Co. Ltd.	42,662	1,136,155
Inmode Ltd.(b)(c)	305,382	10,480,710
Isracard Ltd.	860,624	2,544,744
Israel Canada T.R Ltd.(c)	556,585	1,604,526
Israel Corp Ltd.	16,574	7,174,089
Israel Land Development - Urban Renewal Ltd.(c)	71,907	934,318
Isras Investment Co. Ltd.(c)	7,722	1,453,967
Ituran Location and Control Ltd.	66,162	1,586,565
Kornit Digital Ltd.(b)	215,215	5,750,545
M Yochananof & Sons Ltd.	21,590	1,271,014
Magic Software Enterprises Ltd.	112,563	1,750,093
Malam - Team Ltd.	36,107	820,697
Matrix IT Ltd.	160,854	3,470,016
Maytronics Ltd.(c)	213,136	2,298,145
Mega Or Holdings Ltd.	98,006	2,849,531
Mehadrin Ltd.(b)	1	1
Melisron Ltd.	99,947	7,415,444
Menora Mivtachim Holdings Ltd.(b)	140,133	2,855,511
Migdal Insurance & Financial Holdings Ltd.	1,765,893	2,118,158
Mivne Real Estate KD Ltd.	2,576,988	8,012,035
Nano Dimension Ltd., ADR(b)(c)	1,142,577	2,833,591
Nano-X Imaging Ltd.(b)(c)	167,065	2,372,323
Naphtha Israel Petroleum Corp. Ltd.(b)(c)	244,985	1,275,197
Nayax Ltd.(b)(c)	34,222	851,183
Neto Malinda Trading Ltd.(b)	48,015	1,616,679
Nova Ltd.(b)	124,654	9,122,942
Oil Refineries Ltd.	8,952,081	3,333,889
One Software Technologies Ltd.	167,056	2,312,627
OPC Energy Ltd.(b)(c)	394,732	4,853,300
OY Nofar Energy Ltd.(b)(c)	63,143	1,669,124

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Partner Communications Co. Ltd.(b)	580,018	$4,372,307
Paz Oil Co. Ltd.(b)(c)	43,154	5,155,302
Perion Network Ltd.(b)	174,657	4,006,376
Phoenix Holdings Ltd. (The)	651,175	7,053,611
Plus500 Ltd.	424,736	8,791,921
Prashkovsky Investments and Construction Ltd.	32,077	770,292
Property & Building Corp. Ltd.(b)(c)	11,878	880,397
RADA Electronic Industries Ltd.(b)(c)	191,421	2,201,341
Radware Ltd.(b)	179,618	4,134,806
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,882	2,627,061
Reit 1 Ltd.	790,594	4,148,164
Retailors Ltd.(c)	50,972	980,371
Sapiens International Corp. NV(c)	141,953	2,789,054
Sella Capital Real Estate Ltd.	848,044	2,180,456
Shapir Engineering and Industry Ltd.	622,070	5,124,749
Shikun & Binui Ltd.(b)(c)	1,076,356	4,272,701
Shufersal Ltd.(c)	1,148,760	7,842,062
SimilarWeb Ltd.(b)(c)	79,061	493,341
Sisram Medical Ltd.(d)	579,600	423,208
Strauss Group Ltd.(c)	230,463	5,765,617
Summit Real Estate Holdings Ltd.	155,212	2,162,764
Taboola.com Ltd.(b)	280,516	493,708
Tadiran Group Ltd.	14,538	1,969,931
Taro Pharmaceutical Industries Ltd.(b)	39,778	1,190,556
Tower Semiconductor Ltd.(b)	—	17
Tremor International Ltd.(b)(c)	395,503	1,549,770
YH Dimri Construction & Development Ltd.	32,990	2,005,774
		308,569,694
Italy — 2.9%
A2A SpA	6,899,991	7,650,972
ACEA SpA	178,129	2,244,514
Anima Holding SpA(d)	973,182	3,014,107
Antares Vision SpA(b)	116,918	994,376
Arnoldo Mondadori Editore SpA	490,976	827,297
Ascopiave SpA	272,720	645,225
Autogrill SpA(b)	848,084	5,301,153
Azimut Holding SpA	465,226	7,491,096
Banca Generali SpA	253,955	7,591,647
Banca IFIS SpA	110,829	1,308,659
Banca Mediolanum SpA	954,541	7,141,786
Banca Monte dei Paschi di Siena SpA(b)	1,743,262	3,289,424
Banca Popolare di Sondrio SPA	1,914,308	6,866,736
Banco BPM SpA	6,238,765	18,875,481
BFF Bank SpA(d)	689,448	4,863,760
Biesse SpA(c)	59,256	713,681
Bio On SpA(a)(c)	19,879	—
BPER Banca	4,631,723	8,570,063
Brembo SpA	655,557	6,853,446
Brunello Cucinelli SpA	147,488	8,549,273
Buzzi Unicem SpA	423,331	7,025,929
Carel Industries SpA(d)	170,558	3,714,881
CIR SpA-Compagnie Industriali(b)	5,546,320	2,341,624
Credito Emiliano SpA	385,018	2,282,783
Danieli & C Officine Meccaniche SpA	38,692	789,724
Datalogic SpA(c)	93,522	711,652
De’ Longhi SpA	327,075	5,643,279
Digital Bros. SpA	21,856	515,046
Digital Value SpA(b)(c)	14,731	939,800
doValue SpA(d)	254,919	1,468,206
Security	Shares	Value

Italy (continued)
El.En. SpA	190,606	$2,331,506
Enav SpA(d)	1,159,215	4,482,725
ERG SpA	257,022	8,061,964
Esprinet SpA	126,179	840,519
Fila SpA	100,984	688,446
Fincantieri SpA(b)(c)	2,127,104	1,081,462
Gruppo MutuiOnline SpA	111,018	2,455,476
GVS SpA(b)(c)(d)	300,316	1,540,758
Hera SpA	3,575,480	8,519,228
Illimity Bank SpA(b)	231,800	1,576,423
Immobiliare Grande Distribuzione SIIQ SpA	233,485	672,529
Interpump Group SpA	307,476	11,904,081
Iren SpA	3,054,033	4,538,542
Italgas SpA	2,114,212	10,892,944
Italmobiliare SpA	60,025	1,534,435
Juventus Football Club SpA(b)(c)	4,365,678	1,191,917
Leonardo SpA	1,753,910	14,091,074
Maire Tecnimont SpA(c)	629,966	1,954,659
MARR SpA	149,864	1,579,127
OVS SpA(c)(d)	983,919	1,836,840
Pharmanutra SpA(c)	14,260	955,640
Piaggio & C SpA	728,647	1,872,000
Pirelli & C SpA(d)	1,540,922	5,812,448
RAI Way SpA(d)	419,995	2,011,979
Reply SpA	97,165	10,568,981
Safilo Group SpA(b)(c)	961,768	1,357,326
Saipem SpA(b)(c)	4,906,157	4,768,498
Salcef SpA(c)	107,075	1,679,886
Salvatore Ferragamo SpA(c)	218,999	3,219,078
Sanlorenzo SpA/Ameglia(c)	52,447	1,682,368
Saras SpA(b)	2,490,592	3,010,131
Seco SpA(b)(c)	134,606	760,516
Sesa SpA	32,911	3,564,146
SOL SpA(c)	153,957	2,769,414
Tamburi Investment Partners SpA	464,543	3,266,534
Technogym SpA(c)(d)	596,647	4,101,951
Technoprobe SpA(b)	546,943	3,761,353
Tinexta SpA(c)	92,617	1,864,527
Tod’s SpA(b)(c)	43,761	1,365,605
Unipol Gruppo SpA	1,700,337	7,317,976
Webuild SpA(c)	1,674,687	2,278,894
Wiit SpA(c)	43,451	661,657
Zignago Vetro SpA	120,283	1,514,366
		280,165,549
Japan — 31.0%
77 Bank Ltd. (The)	222,000	2,690,220
ABC-Mart Inc.	143,700	6,405,092
Activia Properties Inc.	2,992	8,862,468
Adastria Co. Ltd.	95,780	1,300,704
ADEKA Corp.	334,200	4,996,431
Advance Logistics Investment Corp.	2,767	2,705,936
Advance Residence Investment Corp.	5,638	13,126,181
Aeon Delight Co. Ltd.	89,000	1,778,915
AEON Financial Service Co. Ltd.	470,800	4,607,535
Aeon Hokkaido Corp.	101,200	799,602
Aeon Mall Co. Ltd.	448,800	4,882,291
AEON REIT Investment Corp.	7,101	7,645,116
Ai Holdings Corp.	148,000	2,190,766
Aica Kogyo Co. Ltd.	227,800	4,896,006
Aichi Corp.	124,700	662,118

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aida Engineering Ltd.	300,900	$1,748,208
Aiful Corp.	1,366,800	3,722,562
Ain Holdings Inc.	107,700	4,524,467
Air Water Inc.	793,200	8,855,935
Airtrip Corp.(b)(c)	61,500	1,025,555
Alfresa Holdings Corp.	812,400	9,353,059
Alpen Co. Ltd.(c)	73,600	1,000,272
Alpha Systems Inc.	25,500	736,017
Alps Alpine Co. Ltd.	859,500	7,383,594
Amada Co. Ltd.	1,469,400	10,335,128
Amano Corp.	231,300	3,958,096
Amvis Holdings Inc.	108,300	2,093,489
AnGes Inc.(b)(c)	646,200	708,269
Anicom Holdings Inc.	318,200	1,271,338
Anritsu Corp.	606,800	6,107,362
AOKI Holdings Inc.	133,200	643,813
Aozora Bank Ltd.	510,200	8,776,338
Appier Group Inc.(b)	239,700	2,288,601
Arata Corp.	55,000	1,518,595
Arcland Service Holdings Co. Ltd.	66,700	977,741
ARCLANDS Corp.	129,600	1,285,405
Arcs Co. Ltd.	175,800	2,343,284
Argo Graphics Inc.	66,800	1,739,718
Ariake Japan Co. Ltd.	80,200	2,778,472
ARTERIA Networks Corp.	109,600	884,986
As One Corp.	126,700	5,402,791
Asahi Holdings Inc.	329,400	4,200,943
Asics Corp.	699,800	10,723,545
ASKUL Corp.	169,300	1,768,118
Atom Corp.(b)(c)	483,700	2,569,742
Autobacs Seven Co. Ltd.	285,500	2,715,568
Avex Inc.	143,100	1,604,083
Awa Bank Ltd. (The)	164,200	2,064,127
Axial Retailing Inc.	49,100	1,118,117
AZ-COM MARUWA Holdings Inc.	169,400	1,609,571
Bank of Kyoto Ltd. (The)	247,200	8,908,051
BayCurrent Consulting Inc.	577,200	16,194,603
Belc Co. Ltd.	41,800	1,598,973
Bell System24 Holdings Inc.	139,600	1,296,762
Belluna Co. Ltd.	228,000	1,098,779
Benefit One Inc.	346,800	4,797,674
Benesse Holdings Inc.	310,300	4,577,695
BeNext-Yumeshin Group Co.	258,631	3,119,075
Bengo4.com Inc.(b)(c)	34,600	737,295
Bic Camera Inc.	415,800	3,232,712
BIPROGY Inc.	308,000	6,653,224
BML Inc.	94,200	2,129,432
Bunka Shutter Co. Ltd.	309,500	2,225,355
Bushiroad Inc.	124,800	746,005
C Uyemura & Co. Ltd.	48,200	2,204,528
C.I. Takiron Corp.	177,700	613,994
Calbee Inc.	376,700	7,566,779
Canon Electronics Inc.	55,100	581,794
Canon Marketing Japan Inc.	199,900	4,218,289
Casio Computer Co. Ltd.	811,600	7,054,219
Cawachi Ltd.	59,100	817,940
CellSource Co. Ltd.(b)(c)	30,200	890,729
Central Glass Co. Ltd.	129,900	3,067,282
Change Inc.(c)	157,700	2,106,543
Chiyoda Corp.(b)(c)	696,600	1,725,560
Security	Shares	Value

Japan (continued)
Chofu Seisakusho Co. Ltd.	41,900	$572,207
Chudenko Corp.	84,000	1,159,406
Chugin Financial Group Inc., NVS	608,400	3,667,420
Chugoku Electric Power Co. Inc. (The)	1,183,600	5,552,950
Chugoku Marine Paints Ltd.	151,500	930,393
Citizen Watch Co. Ltd.	1,082,200	4,544,924
CKD Corp.	220,700	2,706,739
Coca-Cola Bottlers Japan Holdings Inc.	586,800	5,301,708
COLOPL Inc.(b)	246,400	1,160,568
Colowide Co. Ltd.(c)	317,300	3,893,620
Comforia Residential REIT Inc.	2,751	5,840,222
COMSYS Holdings Corp.	496,800	8,139,014
Comture Corp.	98,400	1,600,985
CONEXIO Corp.	42,000	321,457
Cosmo Energy Holdings Co. Ltd.	326,900	8,420,731
Cosmos Pharmaceutical Corp.	87,400	8,452,865
CRE Logistics REIT Inc.	2,383	3,278,578
Create Restaurants Holdings Inc.	502,700	3,173,219
Create SD Holdings Co. Ltd.	114,700	2,443,477
Credit Saison Co. Ltd.	639,000	6,829,860
Curves Holdings Co. Ltd.	224,400	1,304,162
CYBERDYNE Inc.(b)(c)	484,400	1,078,680
Cybozu Inc.	104,500	1,335,096
Daicel Corp.	1,097,500	6,262,135
Daido Steel Co. Ltd.	113,000	2,929,756
Daihen Corp.	81,900	2,111,937
Daiho Corp.	27,500	779,851
Daiichikosho Co. Ltd.	167,000	4,788,342
Daiken Corp.	43,200	578,419
Daiki Aluminium Industry Co. Ltd.(c)	102,100	879,137
Daikokutenbussan Co. Ltd.(c)	24,000	732,032
Daio Paper Corp.	370,400	2,732,799
Daiseki Co. Ltd.	189,260	5,848,032
Daishi Hokuetsu Financial Group Inc.	150,100	2,650,940
Daiwa Industries Ltd.	129,600	1,086,757
Daiwa Office Investment Corp.	1,344	6,349,412
Daiwa Securities Living Investments Corp.	8,021	6,226,044
Daiwabo Holdings Co. Ltd.	348,700	4,499,394
DCM Holdings Co. Ltd.	489,000	3,810,143
Demae-Can Co. Ltd.(b)(c)	150,800	489,838
DeNA Co. Ltd.	368,700	4,808,754
Denka Co. Ltd.	325,900	7,549,816
Descente Ltd.	116,100	2,786,515
Dexerials Corp.	239,100	5,568,838
DIC Corp.	330,400	5,547,537
Digital Arts Inc.	48,600	2,042,368
Digital Garage Inc.	146,700	3,512,684
Dip Corp.	158,200	4,429,087
Direct Marketing MiX Inc.	84,000	949,174
DMG Mori Co. Ltd.	492,200	5,696,044
Doshisha Co. Ltd.	98,800	1,004,260
Doutor Nichires Holdings Co. Ltd.	113,600	1,267,338
Dowa Holdings Co. Ltd.	228,500	7,255,339
DTS Corp.	161,300	3,834,847
Duskin Co. Ltd.	189,400	3,631,840
DyDo Group Holdings Inc.	36,100	1,101,559
Earth Corp.	66,600	2,305,268
Ebara Corp.	396,700	12,889,621
EDION Corp.	339,700	2,696,264
eGuarantee Inc.	147,000	2,374,235

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Eiken Chemical Co. Ltd.	137,500	$1,698,327
Eizo Corp.	62,400	1,517,974
Elan Corp.	138,700	1,065,223
Elecom Co. Ltd.	219,500	2,033,413
Electric Power Development Co. Ltd.	634,400	8,823,039
EM Systems Co. Ltd.	182,900	1,209,976
en Japan Inc.	142,600	2,477,097
eRex Co. Ltd.	128,800	2,179,734
ES-Con Japan Ltd.	142,600	777,140
Euglena Co. Ltd.(b)(c)	411,300	2,462,146
Exedy Corp.	123,100	1,443,153
EXEO Group Inc.	445,000	6,519,939
Ezaki Glico Co. Ltd.	209,600	4,715,578
Fancl Corp.	343,200	6,501,972
FCC Co. Ltd.	146,000	1,419,548
Ferrotec Holdings Corp.	183,600	3,111,124
Financial Products Group Co. Ltd.	268,400	2,097,466
Food & Life Companies Ltd.	483,300	8,129,609
FP Corp.	200,800	4,777,131
Freee KK(b)(c)	175,400	3,411,764
Frontier Real Estate Investment Corp.	2,080	7,343,378
Fuji Co. Ltd./Ehime	116,200	1,437,063
Fuji Corp./Aichi	320,000	4,225,332
Fuji Kyuko Co. Ltd.(c)	95,600	2,956,144
Fuji Media Holdings Inc.	197,600	1,374,326
Fuji Oil Holdings Inc.	193,000	3,038,531
Fuji Seal International Inc.	187,400	2,195,366
Fuji Soft Inc.	110,500	6,011,453
Fujicco Co. Ltd.	45,500	581,843
Fujikura Ltd.	1,034,300	6,124,067
Fujimi Inc.	69,300	2,893,352
Fujimori Kogyo Co. Ltd.	57,100	1,192,737
Fujio Food Group Inc.	79,600	747,542
Fujitec Co. Ltd.	270,300	5,369,074
Fujitsu General Ltd.	259,800	5,929,160
Fujiya Co. Ltd.	35,200	604,563
Fukui Computer Holdings Inc.	48,200	1,125,315
Fukuoka Financial Group Inc.	741,400	12,615,372
Fukuoka REIT Corp.	2,706	3,158,654
Fukushima Galilei Co. Ltd.	44,100	1,212,767
Fukuyama Transporting Co. Ltd.	101,200	2,208,039
Fullcast Holdings Co. Ltd.	83,700	1,674,146
Funai Soken Holdings Inc.	162,260	2,892,339
Furukawa Co. Ltd.	171,200	1,501,134
Furukawa Electric Co. Ltd.	288,600	4,452,472
Fuso Chemical Co. Ltd.	73,600	1,662,461
Future Corp.	184,300	2,068,306
Fuyo General Lease Co. Ltd.	72,000	4,001,492
G-7 Holdings Inc.	92,100	881,810
Genky DrugStores Co. Ltd.	33,200	845,218
Geo Holdings Corp.	99,700	1,304,445
Giken Ltd.	73,100	1,574,989
Global One Real Estate Investment Corp.	4,193	3,236,808
GLOBERIDE Inc.	69,900	1,092,536
Glory Ltd.	205,100	3,162,361
GMO Financial Gate Inc.(c)	7,500	699,864
GMO Financial Holdings Inc.	149,900	575,748
GMO GlobalSign Holdings KK.	19,900	618,582
GMO internet group Inc.	290,400	5,006,744
GNI Group Ltd.(b)	185,597	1,766,656
Security	Shares	Value

Japan (continued)
Goldcrest Co. Ltd.	66,400	$779,320
Goldwin Inc.	103,400	5,399,905
Gree Inc.	276,900	1,556,462
GS Yuasa Corp.	281,400	4,284,060
G-Tekt Corp.	67,600	604,271
GungHo Online Entertainment Inc.	201,330	2,975,879
Gunma Bank Ltd. (The)	1,481,500	4,040,740
Gunze Ltd.	68,700	1,764,687
H.U. Group Holdings Inc.	228,200	4,247,898
H2O Retailing Corp.	349,400	2,940,349
Hachijuni Bank Ltd. (The)	1,480,000	4,719,949
Halows Co. Ltd.	28,500	572,454
Hamakyorex Co. Ltd.	44,100	985,075
Hankyu Hanshin REIT Inc.	2,519	2,614,933
Hanwa Co. Ltd.	144,500	3,494,581
Harmonic Drive Systems Inc.	208,900	6,972,615
Haseko Corp.	1,049,200	10,804,892
Hazama Ando Corp.	711,200	4,121,853
Heiwa Corp.	229,300	3,699,333
Heiwa Real Estate Co. Ltd.	135,800	3,765,554
Heiwa Real Estate REIT Inc.	3,791	3,929,870
Heiwado Co. Ltd.	114,000	1,442,642
Hiday Hidaka Corp.	108,000	1,354,911
Hino Motors Ltd.(b)	1,261,100	5,240,849
Hioki E.E. Corp.	39,300	1,875,901
Hirata Corp.	39,300	1,149,665
Hirogin Holdings Inc.	1,065,600	4,396,077
HIS Co. Ltd.(b)(c)	222,400	3,081,377
Hisamitsu Pharmaceutical Co. Inc.	201,800	4,978,748
Hitachi Transport System Ltd.	183,100	10,957,814
Hitachi Zosen Corp.	698,300	4,025,701
Hogy Medical Co. Ltd.	109,900	2,437,471
Hokkaido Electric Power Co.Inc.	731,800	2,226,848
Hokkoku Financial Holdings Inc.	98,300	3,001,493
Hokuetsu Corp.	510,100	2,646,123
Hokuhoku Financial Group Inc.	501,700	3,014,091
Hokuriku Electric Power Co.	728,600	2,439,469
Hokuto Corp.	88,700	1,144,903
Horiba Ltd.	149,600	6,137,711
Hoshino Resorts REIT Inc.	992	4,708,601
Hosiden Corp.	194,100	2,047,338
House Foods Group Inc.	268,300	5,017,841
Hulic Reit Inc.	5,647	6,615,127
Hyakugo Bank Ltd.(The)	1,157,300	2,561,769
Ichibanya Co. Ltd.	63,400	1,956,276
Ichigo Inc.	1,044,100	2,349,797
Ichigo Office REIT Investment Corp.	5,043	2,848,109
Idec Corp./Japan	120,100	2,572,394
IDOM Inc.	234,500	1,173,936
IHI Corp.	603,300	13,456,006
Iino Kaiun Kaisha Ltd.	353,400	1,758,768
Inaba Denki Sangyo Co. Ltd.	203,300	3,794,962
Inabata & Co. Ltd.	173,800	2,871,418
Inageya Co. Ltd.	99,000	749,715
Industrial & Infrastructure Fund Investment Corp.	8,480	8,956,074
Infocom Corp.	102,200	1,466,911
Infomart Corp.	858,900	2,778,561
Information Services International-Dentsu Ltd.	110,600	3,382,666
INFRONEER Holdings Inc.	1,078,028	7,473,224
Insource Co. Ltd.	98,300	1,984,921

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Internet Initiative Japan Inc.	445,300	$6,989,621
Invincible Investment Corp.	26,105	8,194,709
IR Japan Holdings Ltd.(c)	41,800	611,173
Iriso Electronics Co. Ltd.	84,600	2,451,031
Isetan Mitsukoshi Holdings Ltd.	1,454,900	12,922,614
Itochu Enex Co. Ltd.	196,400	1,351,556
Itochu-Shokuhin Co. Ltd.	23,200	761,150
Itoham Yonekyu Holdings Inc.	634,400	2,836,918
Iwatani Corp.	188,900	6,955,566
Iyogin Holdings Inc., NVS	966,400	4,534,153
Izumi Co. Ltd.	142,600	2,876,678
J Front Retailing Co. Ltd.	1,059,600	8,564,779
JAC Recruitment Co. Ltd.	71,300	1,213,091
Jaccs Co. Ltd.	97,300	2,359,441
JAFCO Group Co. Ltd.	283,000	4,342,151
Japan Airport Terminal Co. Ltd.(b)	261,600	11,196,715
Japan Aviation Electronics Industry Ltd.	196,900	3,064,529
Japan Display Inc.(b)	3,855,500	1,290,960
Japan Elevator Service Holdings Co. Ltd.	274,100	3,233,137
Japan Excellent Inc.	5,200	4,808,703
Japan Hotel REIT Investment Corp.	19,305	10,170,968
Japan Lifeline Co. Ltd.	266,500	1,797,096
Japan Logistics Fund Inc.	3,605	7,723,657
Japan Material Co. Ltd.	295,000	3,883,854
Japan Petroleum Exploration Co. Ltd.	135,900	3,531,077
Japan Prime Realty Investment Corp.	3,632	9,863,947
Japan Pulp & Paper Co. Ltd.	45,100	1,391,596
Japan Securities Finance Co. Ltd.	381,400	2,284,672
Japan Steel Works Ltd. (The)	259,300	5,354,146
Japan Wool Textile Co. Ltd. (The)	172,400	1,155,754
JCR Pharmaceuticals Co. Ltd.	284,300	4,225,411
JCU Corp.	84,500	1,598,013
JDC Corp.	162,300	626,128
Jeol Ltd.	191,300	7,000,276
JGC Holdings Corp.	961,400	11,563,293
JINS Holdings Inc.	60,100	1,807,311
JMDC Inc.	112,200	3,973,505
J-Oil Mills Inc.	34,100	362,715
Joshin Denki Co. Ltd.	59,900	771,040
Joyful Honda Co. Ltd.	210,400	2,564,625
JTEKT Corp.	901,300	6,363,026
JTOWER Inc.(b)(c)	37,600	1,525,331
Juroku Financial Group Inc.	157,600	2,647,976
Justsystems Corp.	156,900	3,300,012
Kadokawa Corp.	395,134	7,074,632
Kaga Electronics Co. Ltd.	67,900	2,012,339
Kagome Co. Ltd.	328,600	6,567,673
Kaken Pharmaceutical Co. Ltd.	126,100	3,227,562
Kameda Seika Co. Ltd.	58,400	1,804,558
Kamigumi Co. Ltd.	419,800	7,983,205
Kanamoto Co. Ltd.	133,400	1,925,764
Kandenko Co. Ltd.	441,000	2,478,836
Kaneka Corp.	202,900	5,031,364
Kanematsu Corp.	325,400	3,219,598
Kanematsu Electronics Ltd.	33,200	986,278
Kansai Paint Co. Ltd.	767,600	10,016,558
Kanto Denka Kogyo Co. Ltd.	161,900	1,032,749
Kappa Create Co. Ltd.(b)(c)	112,900	1,066,609
Katakura Industries Co. Ltd.	69,100	945,436
Katitas Co. Ltd.	219,400	4,909,649
Security	Shares	Value

Japan (continued)
Kato Sangyo Co. Ltd.	92,400	$2,159,611
Kawasaki Heavy Industries Ltd.	658,900	11,206,174
Kawasaki Kisen Kaisha Ltd.	681,500	10,333,720
KeePer Technical Laboratory Co. Ltd.	57,800	1,593,923
Keihan Holdings Co. Ltd.	417,200	10,733,202
Keihanshin Building Co. Ltd.	122,100	1,084,357
Keikyu Corp.	956,100	9,814,494
Keiyo Bank Ltd. (The)	680,200	2,389,222
Keiyo Co. Ltd.	151,500	923,034
Kenedix Office Investment Corp.	3,672	8,364,831
Kenedix Residential Next Investment Corp.	4,281	6,276,247
Kenedix Retail REIT Corp.	2,550	4,584,059
Kewpie Corp.	397,800	6,280,199
KFC Holdings Japan Ltd.	62,500	1,169,740
KH Neochem Co. Ltd.	140,600	2,399,818
Kinden Corp.	544,400	5,539,465
Kintetsu Department Store Co. Ltd.(b)(c)	31,500	532,600
Kisoji Co. Ltd.(c)	103,600	1,532,860
Kissei Pharmaceutical Co. Ltd.	120,500	2,128,554
Ki-Star Real Estate Co. Ltd.	37,800	1,171,965
Kitz Corp.	252,100	1,494,535
Kiyo Bank Ltd. (The)	242,800	2,338,159
Koa Corp.	131,500	1,893,917
Kobe Steel Ltd.	1,463,600	6,002,066
Kohnan Shoji Co. Ltd.	105,500	2,208,966
Kokuyo Co. Ltd.	359,300	4,456,578
KOMEDA Holdings Co. Ltd.	203,100	3,392,041
Komeri Co. Ltd.	131,800	2,299,376
Konica Minolta Inc.	1,943,200	5,920,844
Konishi Co. Ltd.	182,500	2,131,874
Konoike Transport Co. Ltd.	92,800	976,594
Koshidaka Holdings Co. Ltd.	188,900	1,419,659
Kotobuki Spirits Co. Ltd.	80,400	4,121,624
K’s Holdings Corp.	689,940	5,406,653
Kumagai Gumi Co. Ltd.	154,700	2,615,247
Kumiai Chemical Industry Co. Ltd.	312,900	2,056,416
Kura Sushi Inc.(c)	89,900	2,102,941
Kuraray Co. Ltd.	1,386,600	9,534,999
Kureha Corp.	67,200	4,314,882
Kusuri no Aoki Holdings Co. Ltd.	68,400	3,297,077
KYB Corp.	72,900	1,594,756
Kyoei Steel Ltd.	85,500	754,958
Kyokuto Kaihatsu Kogyo Co. Ltd.	103,200	958,981
KYORIN Holdings Inc.	151,700	1,877,123
Kyoritsu Maintenance Co. Ltd.(c)	124,200	5,116,540
Kyudenko Corp.	182,800	3,877,263
Kyushu Electric Power Co. Inc.	1,745,900	8,644,076
Kyushu Financial Group Inc.	1,436,900	3,633,386
Kyushu Railway Co.	580,200	12,134,133
LaSalle Logiport REIT	7,764	8,286,586
Lawson Inc.	195,800	6,255,225
Leopalace21 Corp.(b)	704,600	1,340,731
Life Corp.	74,700	1,113,400
Link And Motivation Inc.(c)	172,800	1,043,194
Lintec Corp.	159,600	2,394,574
Lion Corp.	1,016,700	10,275,476
LITALICO Inc.	88,000	1,859,677
M&A Capital Partners Co. Ltd.(b)(c)	62,000	1,577,570
Mabuchi Motor Co. Ltd.	202,400	5,492,006
Macnica Holdings Inc.	204,450	4,089,220

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maeda Kosen Co. Ltd.	79,700	$1,618,808
Makino Milling Machine Co. Ltd.	99,300	3,068,228
Management Solutions Co. Ltd.(c)	43,400	855,482
Mandom Corp.	158,000	1,598,472
Mani Inc.	331,200	4,824,783
Maruha Nichiro Corp.	181,600	2,800,232
Marui Group Co. Ltd.(c)	771,400	12,620,397
Maruichi Steel Tube Ltd.	255,800	4,828,398
MARUKA FURUSATO Corp.(c)	82,300	2,044,819
Maruwa Co. Ltd./Aichi	38,300	4,499,932
Maruzen Showa Unyu Co. Ltd.	39,900	814,278
Matsuda Sangyo Co. Ltd.	51,100	762,322
Matsui Securities Co. Ltd.	520,600	2,772,385
MatsukiyoCocokara & Co.	466,540	16,986,089
Matsuyafoods Holdings Co. Ltd.	38,400	1,049,259
Max Co. Ltd.	102,600	1,462,231
Maxell Ltd.	195,700	1,623,516
Maxvalu Tokai Co. Ltd.	43,100	812,651
MCJ Co. Ltd.(c)	274,400	1,732,935
Mebuki Financial Group Inc.	3,985,900	7,751,314
Medipal Holdings Corp.	791,900	9,818,014
Medley Inc.(b)(c)	90,700	2,199,377
MedPeer Inc.(b)(c)	56,800	583,754
Megachips Corp.	59,100	1,011,635
Megmilk Snow Brand Co. Ltd.	202,500	2,205,289
Meidensha Corp.	136,100	1,810,714
Meiko Electronics Co. Ltd.	90,900	1,611,440
Meitec Corp.	309,000	5,204,730
Melco Holdings Inc.	24,000	504,188
Menicon Co. Ltd.	267,500	4,567,282
Mercari Inc.(b)	453,900	7,535,217
METAWATER Co. Ltd.	105,300	1,347,575
Micronics Japan Co. Ltd.	126,200	1,166,684
Midac Holdings Co. Ltd.	37,200	924,391
Mie Kotsu Group Holdings Inc.	80,600	278,799
Milbon Co. Ltd.	114,900	4,737,756
Mimasu Semiconductor Industry Co. Ltd.	74,000	1,144,353
Mirai Corp.	7,224	2,326,989
MIRAIT ONE corp.	413,600	3,974,544
Mitani Sekisan Co. Ltd.	48,200	1,239,192
Mitsubishi Estate Logistics REIT Investment Corp.	2,043	6,046,628
Mitsubishi Gas Chemical Co. Inc.	684,200	8,694,274
Mitsubishi Logisnext Co. Ltd.	121,400	625,645
Mitsubishi Logistics Corp.	210,000	4,608,110
Mitsubishi Materials Corp.	514,600	6,726,069
Mitsubishi Motors Corp.(b)	2,908,400	9,797,628
Mitsubishi Pencil Co. Ltd.	129,500	1,260,417
Mitsubishi Research Institute Inc.	33,700	1,177,054
Mitsubishi Shokuhin Co. Ltd.	64,500	1,305,563
Mitsuboshi Belting Ltd.	97,600	2,076,171
Mitsui DM Sugar Holdings Co. Ltd.	27,500	351,323
Mitsui Fudosan Logistics Park Inc.	2,369	7,860,000
Mitsui High-Tec Inc.(c)	86,700	4,481,731
Mitsui Mining & Smelting Co. Ltd.	237,800	4,802,984
Mitsui-Soko Holdings Co. Ltd.	76,800	1,600,992
Mitsuuroko Group Holdings Co. Ltd.	118,300	814,389
Miura Co. Ltd.	381,500	7,769,405
Mixi Inc.	165,600	2,596,113
Mizuho Leasing Co. Ltd.	114,600	2,496,947
Mizuno Corp.	101,500	1,737,671
Security	Shares	Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	93,300	$2,148,469
Modec Inc.(b)	87,500	952,183
Monex Group Inc.	762,370	2,648,331
Money Forward Inc.(b)(c)	185,400	5,245,160
Monogatari Corp. (The)	42,700	1,956,274
Mori Hills REIT Investment Corp.	6,612	7,242,608
Mori Trust Hotel Reit Inc.	1,197	1,135,532
Mori Trust Sogo REIT Inc.	4,220	4,211,206
Morinaga & Co. Ltd./Japan	163,500	4,089,491
Morinaga Milk Industry Co. Ltd.	165,000	4,681,101
Morita Holdings Corp.	85,400	732,395
MOS Food Services Inc.	120,200	2,550,020
Musashi Seimitsu Industry Co. Ltd.	195,200	2,252,847
Musashino Bank Ltd. (The)	150,800	1,741,437
Nabtesco Corp.	472,300	10,031,840
Nachi-Fujikoshi Corp.	59,200	1,550,842
Nafco Co. Ltd.	71,800	761,579
Nagaileben Co. Ltd.	79,000	1,084,182
Nagase & Co. Ltd.	425,000	5,790,331
Nagawa Co. Ltd.(c)	33,300	1,661,994
Nagoya Railroad Co. Ltd.	816,700	12,511,040
Nakanishi Inc.	309,800	5,652,621
Nankai Electric Railway Co. Ltd.	442,300	8,947,436
Nanto Bank Ltd. (The)	131,100	1,878,584
NEC Networks & System Integration Corp.	301,900	3,235,172
NET One Systems Co. Ltd.	346,600	7,118,700
Nextage Co. Ltd.	190,900	3,679,503
NGK Spark Plug Co. Ltd.	663,200	12,099,456
NH Foods Ltd.	359,100	8,557,882
NHK Spring Co. Ltd.	848,400	4,700,215
Nichias Corp.	232,300	3,583,943
Nichicon Corp.	193,500	1,821,582
Nichiden Corp.	25,400	300,268
Nichiha Corp.	108,800	2,060,291
Nichi-Iko Pharmaceutical Co. Ltd.(b)(c)	218,300	684,137
Nichirei Corp.	468,200	7,281,652
Nifco Inc./Japan	351,800	8,170,360
Nihon Kohden Corp.	351,900	7,879,789
Nihon Parkerizing Co. Ltd.	438,400	2,849,910
Nikkiso Co. Ltd.	218,100	1,453,397
Nikkon Holdings Co. Ltd.	244,700	3,822,640
Nikon Corp.	1,318,300	12,749,452
Nippn Corp., New.	204,400	2,151,509
Nippon Accommodations Fund Inc.	2,161	9,202,215
Nippon Carbon Co. Ltd.	39,300	1,112,487
Nippon Ceramic Co. Ltd.	81,500	1,416,059
Nippon Densetsu Kogyo Co. Ltd.	117,500	1,314,606
Nippon Electric Glass Co. Ltd.	343,800	5,953,099
Nippon Gas Co. Ltd.	460,100	6,683,873
Nippon Kanzai Co. Ltd.	78,100	1,327,644
Nippon Kayaku Co. Ltd.	556,600	4,421,130
Nippon Light Metal Holdings Co. Ltd.	243,090	2,369,035
Nippon Paper Industries Co. Ltd.	440,700	2,565,601
Nippon Parking Development Co. Ltd.	1,384,600	2,403,552
NIPPON REIT Investment Corp.	1,945	4,801,491
Nippon Road Co. Ltd. (The)	17,600	724,362
Nippon Seiki Co. Ltd.	195,500	993,720
Nippon Shokubai Co. Ltd.	122,400	4,390,579
Nippon Signal Company Ltd.	186,800	1,266,166
Nippon Soda Co. Ltd.	90,300	2,693,902

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Steel Trading Corp.	63,600	$2,188,286
Nippon Suisan Kaisha Ltd.	1,233,100	4,392,510
Nippon Television Holdings Inc.	214,000	1,595,861
Nipro Corp.	636,000	4,794,343
Nishimatsu Construction Co. Ltd.	142,700	3,474,301
Nishimatsuya Chain Co. Ltd.	173,400	1,589,630
Nishi-Nippon Financial Holdings Inc.	525,800	2,681,686
Nishi-Nippon Railroad Co. Ltd.	256,200	5,025,042
Nishio Rent All Co. Ltd.	101,400	2,038,776
Nissan Shatai Co. Ltd.	336,900	1,939,789
Nissha Co. Ltd.	169,900	2,000,297
Nisshin Oillio Group Ltd. (The)	126,800	2,718,694
Nisshinbo Holdings Inc.	547,500	3,795,151
Nissin Electric Co. Ltd.	214,500	1,991,009
Nitta Corp.	64,900	1,259,299
Nittetsu Mining Co. Ltd.	45,400	903,239
Nitto Boseki Co. Ltd.	112,700	1,670,437
Nitto Kogyo Corp.	119,300	1,974,448
Noevir Holdings Co. Ltd.	68,300	2,524,779
NOF Corp.	287,200	9,878,656
Nohmi Bosai Ltd.	86,900	937,405
Nojima Corp.	268,600	2,236,993
NOK Corp.	379,500	3,104,383
Nomura Co. Ltd.	332,500	2,428,707
Noritake Co. Ltd./Nagoya Japan	33,800	938,309
Noritsu Koki Co. Ltd.	80,300	1,445,591
Noritz Corp.	109,700	1,126,019
North Pacific Bank Ltd.	1,215,800	1,931,240
NS Solutions Corp.	142,600	3,277,541
NS United Kaiun Kaisha Ltd.	41,700	1,037,840
NSD Co. Ltd.	270,580	4,623,821
NSK Ltd.	1,676,300	8,859,626
NTN Corp.	1,752,100	3,118,958
NTT UD REIT Investment Corp.	6,085	5,961,222
Obara Group Inc.	50,800	1,178,014
OBIC Business Consultants Co. Ltd.	131,600	3,782,836
Ogaki Kyoritsu Bank Ltd. (The)	162,000	1,912,455
Ohsho Food Service Corp.	54,000	2,302,454
Oiles Corp.	48,200	484,330
Oisix ra daichi Inc.(b)(c)	118,900	1,341,297
Okamoto Industries Inc.	33,100	825,497
Okamura Corp.	237,000	2,181,630
Okasan Securities Group Inc.	708,900	1,686,198
Oki Electric Industry Co. Ltd.	360,900	1,789,124
Okinawa Cellular Telephone Co.	98,500	1,862,690
Okinawa Electric Power Co. Inc. (The)	191,177	1,326,746
Okinawa Financial Group Inc.	78,600	1,088,557
OKUMA Corp.	100,700	3,370,902
Okumura Corp.	125,100	2,365,618
One REIT Inc.	1,026	1,709,922
Open Door Inc.(b)(c)	54,400	651,992
Optex Group Co. Ltd.	140,200	1,930,108
Optorun Co. Ltd.	134,200	1,905,589
Organo Corp.	114,900	1,982,427
Orient Corp.	200,060	1,620,456
Orix JREIT Inc.	11,389	15,279,667
Osaka Organic Chemical Industry Ltd.	63,900	853,817
Osaka Soda Co. Ltd.	57,200	1,390,183
OSG Corp.	368,000	4,678,482
Outsourcing Inc.	498,600	3,884,152
Security	Shares	Value

Japan (continued)
Pacific Industrial Co. Ltd.	163,800	$1,153,723
Pacific Metals Co. Ltd.	70,100	865,784
PAL GROUP Holdings Co. Ltd.	87,200	1,245,154
Paltac Corp.	134,400	3,817,742
Paramount Bed Holdings Co. Ltd.	170,000	3,026,309
Park24 Co. Ltd.(b)	560,400	7,468,986
Pasona Group Inc.(c)	89,300	1,228,371
Penta-Ocean Construction Co. Ltd.	1,176,700	5,851,966
PeptiDream Inc.(b)	424,400	4,643,070
Pharma Foods International Co. Ltd.(c)	105,600	933,522
PHC Holdings Corp.	116,500	1,209,300
Pigeon Corp.	500,200	6,552,148
Pilot Corp.	124,800	4,852,133
Piolax Inc.	115,600	1,437,419
PKSHA Technology Inc.(b)(c)	73,300	958,754
Plaid Inc.(b)(c)	80,400	367,092
Plenus Co. Ltd.	92,600	1,640,357
Plus Alpha Consulting Co. Ltd.(c)	52,200	826,292
Pola Orbis Holdings Inc.	403,600	4,457,826
Pressance Corp.	103,600	1,062,763
Prestige International Inc.	415,500	2,006,910
Prima Meat Packers Ltd.	112,200	1,484,757
Raito Kogyo Co. Ltd.	187,500	2,557,788
Raiznext Corp.	199,400	1,670,158
Raksul Inc.(b)	103,300	2,031,618
Rakus Co. Ltd.(c)	393,300	4,368,150
Relia Inc.	190,400	1,277,698
Relo Group Inc.	466,500	6,575,020
Rengo Co. Ltd.	827,500	4,597,272
RENOVA Inc.(b)(c)	155,700	3,417,222
Resorttrust Inc.	347,900	5,354,699
Restar Holdings Corp.	77,800	1,103,397
Retail Partners Co. Ltd.	92,100	758,774
Ricoh Leasing Co. Ltd.	60,900	1,487,010
Riken Keiki Co. Ltd.	57,400	1,578,246
Riken Vitamin Co. Ltd.	76,600	970,805
Ringer Hut Co. Ltd.(c)	144,500	2,128,086
Rinnai Corp.(c)	163,800	11,149,093
Riso Kagaku Corp.	89,400	1,420,049
Riso Kyoiku Co. Ltd.	471,200	974,830
Rohto Pharmaceutical Co. Ltd.	407,900	12,688,971
Roland Corp.	60,300	1,711,064
Rorze Corp.	45,200	2,271,362
Round One Corp.	866,200	3,685,605
Royal Holdings Co. Ltd.	128,000	2,046,905
RS Technologies Co. Ltd.	34,800	1,725,867
Ryohin Keikaku Co. Ltd.	1,102,200	10,371,729
Ryosan Co. Ltd.	97,700	1,727,732
Ryoyo Electro Corp.	60,200	928,341
S Foods Inc.	81,500	1,491,791
Saibu Gas Holdings Co. Ltd.	89,300	1,035,474
Saizeriya Co. Ltd.	126,200	2,354,522
Sakai Moving Service Co. Ltd.	45,700	1,444,517
Sakata INX Corp.	119,200	853,017
Sakata Seed Corp.	125,600	4,139,749
SAMTY Co. Ltd.	98,300	1,553,564
Samty Residential Investment Corp.	1,438	1,161,357
San-A Co. Ltd.	81,600	2,379,976
San-Ai Obbli Co. Ltd.	234,200	1,934,425
SanBio Co. Ltd.(b)(c)	153,900	904,013

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sangetsu Corp.	195,900	$2,074,308
San-in Godo Bank Ltd. (The)	597,000	2,843,082
Sanken Electric Co. Ltd.	97,600	3,343,217
Sanki Engineering Co. Ltd.	214,000	2,316,531
Sankyo Co. Ltd.	170,300	5,623,620
Sankyu Inc.	226,700	6,759,446
Sanrio Co. Ltd.	229,700	6,124,969
Sansan Inc.(b)(c)	299,100	2,965,899
Santen Pharmaceutical Co. Ltd.	1,563,800	10,701,079
Sanwa Holdings Corp.	807,900	6,959,343
Sanyo Chemical Industries Ltd.	49,100	1,390,622
Sanyo Denki Co. Ltd.	36,000	1,317,758
Sanyo Special Steel Co. Ltd.	88,500	1,135,541
Sapporo Holdings Ltd.	268,800	5,928,865
Sato Holdings Corp.	108,900	1,343,416
Sawai Group Holdings Co. Ltd.	161,300	4,655,954
SB Technology Corp.	40,500	589,181
SBS Holdings Inc.	78,400	1,526,515
SCREEN Holdings Co. Ltd.	165,800	9,100,249
Sega Sammy Holdings Inc.	681,000	8,710,880
Seibu Holdings Inc.	982,800	8,797,263
Seiko Group Corp.	118,600	2,512,084
Seino Holdings Co. Ltd.	536,500	4,122,362
Seiren Co. Ltd.	183,600	2,875,745
Sekisui House Reit Inc.	18,207	9,810,770
Sekisui Jushi Corp.	81,900	937,788
Senko Group Holdings Co. Ltd.	451,600	3,016,645
Septeni Holdings Co. Ltd.	277,900	828,674
Seria Co. Ltd.	198,000	3,234,632
Seven Bank Ltd.	2,513,700	4,534,202
Shibaura Machine Co. Ltd.	89,200	1,731,580
Shibuya Corp.	79,100	1,365,165
SHIFT Inc.(b)	55,000	8,587,946
Shiga Bank Ltd. (The)	166,400	2,816,914
Shikoku Chemicals Corp.	92,600	806,132
Shikoku Electric Power Co. Inc.	671,800	3,231,928
Shima Seiki Manufacturing Ltd.	113,000	1,576,545
Shimamura Co. Ltd.	96,500	7,803,702
Shin-Etsu Polymer Co. Ltd.	189,200	1,576,997
Shinko Electric Industries Co. Ltd.	294,500	7,077,211
Shinmaywa Industries Ltd.	227,100	1,548,747
Shinsei Bank Ltd.(c)	283,200	4,214,205
Ship Healthcare Holdings Inc.	327,500	6,281,078
Shizuoka Gas Co. Ltd.	165,000	1,208,616
SHO-BOND Holdings Co. Ltd.	173,200	7,492,643
Shochiku Co. Ltd.(b)	39,400	3,127,510
Shoei Co. Ltd.	102,700	3,787,414
Shoei Foods Corp.(c)	39,400	1,087,354
Showa Denko KK	760,600	11,103,658
Showa Sangyo Co. Ltd.	46,200	785,251
Siix Corp.	114,400	882,008
Simplex Holdings Inc.	105,100	1,675,244
SKY Perfect JSAT Holdings Inc.	683,200	2,392,929
Skylark Holdings Co. Ltd.(b)	987,700	10,536,254
SMS Co. Ltd.	302,200	6,932,726
Snow Peak Inc.(c)	116,200	1,528,792
Sohgo Security Services Co. Ltd.	336,100	8,378,090
Sojitz Corp.	1,026,020	15,125,548
Solasto Corp.	223,800	1,347,554
Sosei Group Corp.(b)	324,500	4,428,652
Security	Shares	Value

Japan (continued)
SOSiLA Logistics REIT Inc.	2,725	$2,612,016
Sotetsu Holdings Inc.	342,100	5,180,820
SPARX Group Co. Ltd.	139,020	1,401,155
S-Pool Inc.	294,700	1,881,871
SRE Holdings Corp.(b)	42,900	1,086,484
Stanley Electric Co. Ltd.	565,600	9,615,481
Star Asia Investment Corp.	6,885	2,627,699
Star Micronics Co. Ltd.	159,100	1,822,495
Starts Corp. Inc.	126,600	2,236,194
Starts Proceed Investment Corp.	964	1,536,404
Strike Co. Ltd.	34,900	1,075,741
Sugi Holdings Co. Ltd.	153,100	6,140,090
Sumitomo Bakelite Co. Ltd.	149,000	4,032,875
Sumitomo Densetsu Co. Ltd.	76,400	1,344,051
Sumitomo Forestry Co. Ltd.	610,500	9,550,399
Sumitomo Heavy Industries Ltd.	479,500	9,088,797
Sumitomo Mitsui Construction Co. Ltd.	587,180	1,724,957
Sumitomo Osaka Cement Co. Ltd.	131,900	2,808,257
Sumitomo Pharma Co., Ltd.	787,800	5,487,744
Sumitomo Riko Co. Ltd.	126,700	499,602
Sumitomo Rubber Industries Ltd.	736,900	6,321,788
Sumitomo Warehouse Co. Ltd. (The)	262,900	3,568,266
Sun Frontier Fudousan Co. Ltd.	122,200	943,503
Sundrug Co. Ltd.	310,200	7,213,068
Suruga Bank Ltd.	678,500	1,797,302
Suzuken Co. Ltd.	292,700	6,516,596
Systena Corp.	1,179,800	3,306,836
T Hasegawa Co. Ltd.	136,400	2,901,497
Tadano Ltd.	431,500	2,637,625
Taihei Dengyo Kaisha Ltd.	46,600	1,028,597
Taiheiyo Cement Corp.	503,900	6,847,551
Taikisha Ltd.	104,700	2,470,283
Taisho Pharmaceutical Holdings Co. Ltd.	167,000	6,023,361
Taiyo Holdings Co. Ltd.	151,000	2,663,101
Taiyo Yuden Co. Ltd.	507,900	13,820,703
Takamatsu Construction Group Co. Ltd.	49,400	644,182
Takara Bio Inc.	211,100	2,469,781
Takara Holdings Inc.	611,900	4,256,318
Takara Leben Real Estate Investment Corp.	2,758	1,880,206
Takara Standard Co. Ltd.	109,000	935,969
Takasago International Corp.(c)	26,700	501,682
Takasago Thermal Engineering Co. Ltd.	196,700	2,392,867
Takashimaya Co. Ltd.	609,000	7,533,576
Takeuchi Manufacturing Co. Ltd.	148,300	2,990,762
Takuma Co. Ltd.	264,900	2,199,268
Tama Home Co. Ltd.	66,500	1,042,531
Tamron Co. Ltd.	63,800	1,417,233
TBS Holdings Inc.	151,300	1,567,299
TechMatrix Corp.	164,000	1,862,655
TechnoPro Holdings Inc.	471,800	11,318,646
Teijin Ltd.	769,400	6,985,380
Tenma Corp.	48,200	670,105
T-Gaia Corp.	87,900	978,418
THK Co. Ltd.	506,900	8,840,273
TKC Corp.	114,600	2,925,385
TKP Corp.(b)(c)	72,000	1,458,749
Toa Corp./Tokyo	52,900	864,883
Toagosei Co. Ltd.	430,100	3,304,561
TOC Co. Ltd.	308,900	1,605,422
Tocalo Co. Ltd.	233,800	1,867,971

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toda Corp.	904,900	$4,522,925
Toei Animation Co. Ltd.	35,900	3,683,621
Toei Co. Ltd.	25,700	3,156,775
Toenec Corp.	13,500	319,118
Toho Bank Ltd. (The)	822,500	1,133,768
Toho Gas Co. Ltd.	321,200	5,984,532
Toho Holdings Co. Ltd.	233,100	3,170,031
Toho Titanium Co. Ltd.	136,400	2,055,520
Tohoku Electric Power Co.Inc.	1,967,500	8,264,299
Tokai Carbon Co. Ltd.	879,100	5,736,931
Tokai Corp./Gifu	50,200	637,397
TOKAI Holdings Corp.	415,300	2,480,292
Tokai Rika Co. Ltd.	221,900	2,315,635
Tokai Tokyo Financial Holdings Inc.	801,100	1,836,395
Token Corp.	28,800	1,518,176
Tokushu Tokai Paper Co. Ltd.	36,000	708,062
Tokuyama Corp.	265,000	3,090,002
Tokyo Century Corp.	161,600	5,511,753
Tokyo Ohka Kogyo Co. Ltd.	137,100	5,910,612
Tokyo Seimitsu Co. Ltd.	161,700	4,863,060
Tokyo Steel Manufacturing Co. Ltd.	266,900	2,291,526
Tokyo Tatemono Co. Ltd.	810,200	11,142,134
Tokyotokeiba Co. Ltd.	60,700	1,689,963
Tokyu Construction Co. Ltd.	350,740	1,471,946
Tokyu Fudosan Holdings Corp.	2,644,900	13,419,092
Tokyu REIT Inc.	3,748	5,338,433
TOMONY Holdings Inc.	863,300	1,875,668
Tomy Co. Ltd.	353,100	3,100,521
Topcon Corp.	450,100	4,923,344
Topre Corp.	154,000	1,217,700
Toridoll Holdings Corp.(c)	190,000	3,694,334
Torii Pharmaceutical Co. Ltd.	46,000	933,422
Tosei Corp.	132,700	1,265,562
Toshiba TEC Corp.	109,200	2,827,110
Tosho Co. Ltd.	63,600	487,049
Totetsu Kogyo Co. Ltd.	118,500	1,967,256
Towa Pharmaceutical Co. Ltd.	109,800	1,652,700
Toyo Construction Co. Ltd.	290,000	1,752,277
Toyo Gosei Co. Ltd.(c)	20,100	1,033,110
Toyo Ink SC Holdings Co. Ltd.	153,100	1,971,291
Toyo Seikan Group Holdings Ltd.	568,600	6,503,329
Toyo Suisan Kaisha Ltd.	383,300	14,380,333
Toyo Tanso Co. Ltd.	59,800	1,496,566
Toyo Tire Corp.	472,600	5,544,290
Toyobo Co. Ltd.	346,000	2,416,887
Toyoda Gosei Co. Ltd.	287,300	4,592,989
Toyota Boshoku Corp.	324,600	4,130,399
Trancom Co. Ltd.	29,700	1,521,748
Transcosmos Inc.	103,600	2,381,686
TRE Holdings Corp.	195,200	2,105,300
Tri Chemical Laboratories Inc.	106,000	1,585,147
Trusco Nakayama Corp.	202,100	2,707,041
TS Tech Co. Ltd.	381,100	3,985,430
Tsubakimoto Chain Co.	109,300	2,340,085
Tsugami Corp.	165,700	1,240,959
Tsumura & Co.	250,700	5,236,213
Tsuruha Holdings Inc.	172,700	10,033,106
TV Asahi Holdings Corp.	89,600	839,272
UACJ Corp.	132,494	1,883,899
UBE Corp.	415,800	5,362,903
Security	Shares	Value

Japan (continued)
Ulvac Inc.	200,000	$7,884,202
Union Tool Co.	30,900	743,858
United Arrows Ltd.	86,200	1,171,267
United Super Markets Holdings Inc.	239,500	1,686,338
United Urban Investment Corp.	12,831	13,575,551
Universal Entertainment Corp.(b)	106,500	1,436,967
Usen-Next Holdings Co. Ltd.	71,100	1,089,358
Ushio Inc.	410,700	4,264,867
UT Group Co. Ltd.	124,000	2,021,346
Valor Holdings Co. Ltd.	162,500	1,879,057
ValueCommerce Co. Ltd.	72,400	1,056,158
Vector Inc.	122,400	909,601
Vision Inc./Tokyo Japan(b)	162,400	1,372,891
Visional Inc.(b)	69,900	4,751,447
VT Holdings Co. Ltd.	353,200	1,144,292
Wacoal Holdings Corp.	180,800	2,911,258
Wacom Co. Ltd.	635,800	2,758,914
Wakita & Co. Ltd.	99,300	783,913
WDB Holdings Co. Ltd.(c).	31,100	536,367
WealthNavi Inc.(b)(c)	122,000	1,135,718
Weathernews Inc.	25,600	1,333,330
West Holdings Corp.	100,730	3,010,178
Workman Co. Ltd.(c)	88,900	3,032,787
YAMABIKO Corp.	140,600	1,082,657
Yamada Holdings Co. Ltd.	3,286,300	10,590,143
Yamaguchi Financial Group Inc.	844,600	4,447,884
YA-MAN Ltd.	126,300	946,658
Yamato Kogyo Co. Ltd.	167,900	4,875,788
Yamazaki Baking Co. Ltd.	527,800	5,377,925
Yamazen Corp.	191,500	1,190,571
Yaoko Co. Ltd.	77,900	3,388,888
Yellow Hat Ltd.	138,400	1,659,333
Yodogawa Steel Works Ltd.	123,400	2,005,983
Yokogawa Bridge Holdings Corp.	140,600	1,868,519
Yokohama Rubber Co. Ltd. (The)	511,200	7,993,690
Yokorei Co. Ltd.	324,000	1,965,217
Yokowo Co. Ltd.	76,300	1,039,983
Yonex Co. Ltd.	264,700	2,452,199
Yoshinoya Holdings Co. Ltd.	286,400	4,501,308
Yuasa Trading Co. Ltd.	58,100	1,446,130
Yurtec Corp.	91,900	439,866
Zenkoku Hosho Co. Ltd.	226,500	7,473,791
Zenrin Co. Ltd.	168,600	992,389
Zensho Holdings Co. Ltd.	397,200	9,913,045
Zeon Corp.	562,700	4,743,146
ZERIA Pharmaceutical Co. Ltd.	147,700	2,200,220
Zojirushi Corp.	146,000	1,472,136
Zuken Inc.	64,500	1,453,901
		2,972,909,039
Luxembourg — 0.0%
Tonies SE(b)(c)	169,647	851,680

Netherlands — 2.2%
Aalberts NV	431,709	14,976,705
Alfen Beheer BV(b)(d)	94,650	10,040,347
AMG Advanced Metallurgical Group NV	117,377	3,667,198
Arcadis NV	314,376	10,668,995
Ariston Holding NV	356,956	3,047,274
ASR Nederland NV	601,197	26,472,431
B&S Group Sarl(d)	156,862	821,219

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Basic-Fit NV(b)(c)(d)	227,428	$5,727,991
BE Semiconductor Industries NV	319,515	16,284,007
Brunel International NV	114,522	1,054,894
Cementir Holding NV	186,415	1,085,007
CM.Com NV(b)(c)	56,328	631,771
Corbion NV	260,722	6,942,804
COSMO Pharmaceuticals NV	36,952	2,157,972
CureVac NV(b)(c)	240,076	1,749,281
Ebusco Holding NV(b)(c)	62,458	960,767
Eurocommercial Properties NV	184,433	4,055,652
Fastned BV(b)(c)	20,611	707,388
Flow Traders(d)	146,111	3,517,442
Fugro NV(b)	417,896	5,428,121
InPost SA(b)(c)	985,111	6,279,707
Intertrust NV(b)(d)	387,988	7,653,243
Iveco Group NV(b)	885,920	4,787,215
Koninklijke BAM Groep NV(b)	1,170,781	2,555,136
Koninklijke Vopak NV	307,691	6,286,741
Meltwater Holding BV(b)(c)	602,914	740,521
MFE-MediaForEurope NV(c)	2,130,044	747,228
MFE-MediaForEurope NV, Class B	1,835,392	916,675
NSI NV	87,290	2,087,093
Pharming Group NV(b)	2,787,772	2,884,192
PostNL NV	1,579,937	2,473,690
RHI Magnesita NV	111,854	2,377,558
SBM Offshore NV	585,109	7,918,523
Shop Apotheke Europe NV(b)(c)(d)	64,807	2,683,632
Signify NV(d)	559,291	15,495,248
Sligro Food Group NV(c)	94,209	1,366,738
SNS Real NV(a)(c)	287,474	3
Technip Energies NV	582,962	7,525,315
TKH Group NV	175,201	6,195,498
TomTom NV(b)(c)	323,469	2,528,577
Van Lanschot Kempen NV	125,588	2,710,419
Vastned Retail NV	52,486	1,065,914
Wereldhave NV	145,498	1,781,865
		209,057,997
New Zealand — 1.2%
a2 Milk Co. Ltd. (The)(b)	3,206,618	10,802,668
Air New Zealand Ltd.(b)(c)	7,216,401	3,273,260
Argosy Property Ltd.	3,521,081	2,427,119
Chorus Ltd.	1,921,220	9,275,091
Contact Energy Ltd.	3,388,129	14,861,708
Fletcher Building Ltd.	3,434,224	10,254,355
Genesis Energy Ltd.	2,137,705	3,515,339
Goodman Property Trust	4,496,968	5,407,860
Infratil Ltd.	3,156,667	16,028,821
Kiwi Property Group Ltd.	7,748,629	4,068,068
Oceania Healthcare Ltd.	2,562,407	1,279,603
Precinct Properties New Zealand Ltd.	5,778,329	4,145,431
Pushpay Holdings Ltd.(b)	4,593,979	3,332,353
Ryman Healthcare Ltd.	1,833,374	8,929,055
SKYCITY Entertainment Group Ltd.(b)	3,342,061	5,634,549
Summerset Group Holdings Ltd.	988,716	5,562,855
Synlait Milk Ltd.(b)(c)	361,935	655,873
Vulcan Steel Ltd.	202,420	971,327
Warehouse Group Ltd. (The)(c)	513,243	925,039
		111,350,374
Security	Shares	Value

Norway — 2.2%
Aker ASA, Class A	97,205	$6,859,143
Aker Carbon Capture ASA(b)	1,407,058	1,583,393
Aker Horizons Holding AS(b)	1,051,743	1,321,587
Aker Solutions ASA	1,054,032	4,024,347
Atea ASA	360,249	4,008,673
Austevoll Seafood ASA	406,139	3,009,500
Bakkafrost P/F	220,451	11,026,484
Bewi ASA(b)	199,295	942,939
Bonheur ASA	90,277	2,568,639
Borregaard ASA	389,256	5,233,667
BW Energy Ltd.(b)	370,934	934,683
BW LPG Ltd.(d)	368,655	2,982,688
BW Offshore Ltd.	414,057	1,052,072
Crayon Group Holding ASA(b)(c)(d)	314,857	2,610,353
DNO ASA	1,876,427	2,440,730
Elkem ASA(d)	1,408,309	4,678,759
Elopak ASA(c)	505,666	1,137,782
Entra ASA(d)	287,710	2,622,472
Europris ASA(d)	678,782	4,041,579
Flex LNG Ltd.(c)	130,775	4,062,001
Frontline Ltd./Bermuda(c)	534,097	6,674,735
Golden Ocean Group Ltd.	563,350	4,624,412
Grieg Seafood ASA	190,582	1,319,782
Hafnia Ltd.(c)	530,797	2,733,539
Hexagon Composites ASA(b)(c)	500,038	1,148,908
Hexagon Purus ASA(b)(c)	345,186	669,650
Kahoot! ASA(b)(c)	1,171,519	2,497,913
Leroy Seafood Group ASA	1,173,476	5,403,470
LINK Mobility Group Holding ASA(b)	765,785	594,587
MPC Container Ships AS	1,156,872	1,824,963
NEL ASA(b)(c)	6,742,234	8,241,236
Nordic Semiconductor ASA(b)	710,749	10,033,858
Norway Royal Salmon ASA(b)	58,127	738,039
Norwegian Air Shuttle ASA(b)(c)	2,790,995	2,234,910
Nykode Therapeutics AS(b)(c)	448,250	1,076,737
Odfjell Drilling Ltd.(b)	395,625	1,033,900
Protector Forsikring ASA	303,363	3,611,910
REC Silicon ASA(b)	1,195,770	2,297,392
Scatec ASA(d)	511,954	3,626,499
Schibsted ASA, Class A	309,649	4,779,122
Schibsted ASA, Class B	423,884	6,301,945
Selvaag Bolig ASA	289,516	937,098
SpareBank 1 Nord Norge	358,327	2,973,262
SpareBank 1 Oestlandet	120,128	1,298,789
SpareBank 1 SMN	609,474	6,578,807
SpareBank 1 SR-Bank ASA	761,183	7,751,267
Stolt-Nielsen Ltd.	75,145	1,802,266
Storebrand ASA	2,062,588	16,045,597
TGS ASA	507,794	6,913,527
TOMRA Systems ASA	1,027,398	16,594,108
Veidekke ASA	465,238	3,869,633
Volue ASA(b)(c)	235,690	612,790
Wallenius Wilhelmsen ASA	452,321	3,215,807
		207,201,949
Portugal — 0.3%
Altri SGPS SA	309,361	1,721,484
Banco Comercial Portugues SA, Class R	36,197,771	5,157,276
Corticeira Amorim SGPS SA	126,039	1,218,177
CTT-Correios de Portugal SA	438,981	1,355,008
Greenvolt Energias Renovaveis SA(b)	241,360	1,853,970

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Navigator Co. SA (The)	923,770	$3,519,424
NOS SGPS SA	896,645	3,511,956
REN - Redes Energeticas Nacionais SGPS SA	1,774,923	4,593,890
Semapa-Sociedade de Investimento e Gestao	77,927	991,253
Sonae SGPS SA	4,119,159	3,956,015
		27,878,453
Singapore — 2.2%
AEM Holdings Ltd.(c)	1,152,000	2,612,482
AIMS APAC REIT(c)	2,287,800	1,987,288
Best World International Ltd.(a)(b)(c)	463,194	445,001
Bumitama Agri Ltd.	1,484,600	623,003
CapitaLand Ascott Trust	8,454,696	5,700,260
CapitaLand China Trust(c)	5,025,634	3,443,603
Capitaland India Trust(c)	3,896,000	3,083,259
CDL Hospitality Trusts	3,742,000	3,066,492
China Aviation Oil Singapore Corp. Ltd.(c)	568,100	266,877
ComfortDelGro Corp. Ltd.	9,393,200	8,432,202
Cromwell European Real Estate Investment Trust	1,377,960	2,137,977
Digital Core REIT Management Pte Ltd.(c)	3,371,300	1,684,544
Eagle Hospitality Trust(a)(b)(c)	2,020,200	20
ESR-LOGOS REIT	21,663,573	5,200,206
Far East Hospitality Trust	3,989,200	1,619,442
First Resources Ltd.	2,395,400	2,516,688
Frasers Centrepoint Trust	4,634,338	6,810,644
Frasers Hospitality Trust(c)	3,159,800	993,297
Frasers Logistics & Commercial Trust	13,001,636	10,104,676
Frencken Group Ltd.(c)	1,262,200	749,100
Golden Agri-Resources Ltd.	27,634,900	5,666,775
Haw Par Corp. Ltd.(c)	522,700	3,489,546
Hour Glass Ltd. (The)(c)	1,061,500	1,463,424
Hutchison Port Holdings Trust, Class U	22,348,100	3,649,981
iFAST Corp. Ltd.(c)	651,200	1,865,742
Japfa Ltd.(c)	2,059,820	741,937
Kenon Holdings Ltd./Singapore	81,232	3,112,142
Keppel DC REIT(c)	6,027,100	7,490,660
Keppel Infrastructure Trust	14,932,400	5,587,688
Keppel Pacific Oak US REIT(c)	3,565,500	1,925,712
Keppel REIT	7,928,200	5,012,374
Lendlease Global Commercial REIT	7,527,329	3,725,746
Manulife US Real Estate Investment Trust	7,015,131	2,561,582
Mapletree Industrial Trust(c)	8,859,593	13,776,022
Maxeon Solar Technologies Ltd.(b)(c)	107,363	1,855,233
Nanofilm Technologies International Ltd.(c)	1,169,400	1,438,787
NetLink NBN Trust	11,781,600	7,116,632
Olam Group Ltd.	4,104,100	3,885,562
OUE Commercial Real Estate Investment Trust	9,101,179	2,089,574
OUE Ltd.(c)	1,352,600	1,203,925
Parkway Life REIT	1,753,200	4,952,168
Prime U.S. REIT	2,682,754	1,261,088
Raffles Medical Group Ltd.	3,612,100	3,393,779
Riverstone Holdings Ltd./Singapore(c)	1,939,400	739,011
Sasseur Real Estate Investment Trust	2,357,900	1,183,077
SATS Ltd.(b)	2,933,600	5,662,638
Sembcorp Industries Ltd.	4,315,200	8,870,553
Sembcorp Marine Ltd.(b)(c)	74,091,533	6,639,608
Sheng Siong Group Ltd.	2,962,900	3,267,859
SIA Engineering Co. Ltd.(b)(c)	1,116,900	1,705,093
Silverlake Axis Ltd.	4,482,340	1,028,114
Singapore Post Ltd.(c)	6,211,700	2,371,973
SPH REIT	4,932,436	2,839,259
Security	Shares	Value

Singapore (continued)
Starhill Global REIT	6,348,200	$2,311,106
StarHub Ltd.	2,663,800	2,013,820
Straits Trading Co. Ltd.	651,134	947,842
Suntec REIT	10,097,500	9,208,926
TDCX Inc., ADR(b)(c)	97,141	1,257,005
Yangzijiang Financial Holding Ltd.(b)(c)	10,279,500	2,250,917
Yangzijiang Shipbuilding Holdings Ltd.	11,153,700	9,455,274
Yanlord Land Group Ltd.	2,325,100	1,421,023
		211,916,238
Spain — 1.9%
Acerinox SA	866,829	7,596,926
Almirall SA	313,947	2,925,191
Applus Services SA	612,797	3,618,591
Atresmedia Corp. de Medios de Comunicacion SA	385,960	1,113,834
Audax Renovables SA(b)(c)	516,559	376,042
Banco de Sabadell SA	24,375,717	19,178,909
Bankinter SA	2,928,867	17,716,593
Befesa SA(d)	175,987	6,112,440
Cia. de Distribucion Integral Logista Holdings SA	279,697	5,784,545
Cie. Automotive SA	207,502	5,285,737
Construcciones y Auxiliar de Ferrocarriles SA	86,620	2,261,529
Corp Financiera Alba SA	67,377	2,996,339
Distribuidora Internacional de Alimentacion SA(b)	65,957,017	801,022
Ebro Foods SA	297,404	4,637,464
eDreams ODIGEO SA(b)	251,547	1,040,516
Ence Energia y Celulosa SA	597,053	2,044,821
Faes Farma SA	1,316,671	4,969,755
Fluidra SA	425,691	5,781,247
Gestamp Automocion SA(d)	732,295	2,578,623
Global Dominion Access SA(d)	358,955	1,316,075
Grenergy Renovables SA(b)	47,437	1,463,294
Grupo Catalana Occidente SA	184,049	4,998,614
Indra Sistemas SA(c)	602,823	5,391,449
Inmobiliaria Colonial Socimi SA	1,276,847	6,733,848
Laboratorios Farmaceuticos Rovi SA	85,178	3,874,084
Lar Espana Real Estate Socimi SA	296,100	1,154,389
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,815,329	2,638,617
Mapfre SA	3,915,603	6,716,005
Mediaset Espana Comunicacion SA(b)	555,532	1,727,785
Melia Hotels International SA(b)	515,566	2,397,010
Merlin Properties Socimi SA	1,423,916	12,069,930
Miquel y Costas & Miquel SA	108,981	1,154,549
Neinor Homes SA(c)(d)	117,298	937,757
Pharma Mar SA(c)	64,364	3,856,562
Prosegur Cash SA(d)	1,429,952	859,195
Prosegur Cia. de Seguridad SA	832,475	1,550,270
Sacyr SA	1,695,816	4,160,048
Solaria Energia y Medio Ambiente SA(b)	325,529	5,148,607
Soltec Power Holdings SA(b)(c)	178,366	751,302
Talgo SA(c)(d)	416,394	1,155,424
Tecnicas Reunidas SA(b)(c)	131,664	939,744
Unicaja Banco SA(d)	6,224,928	5,518,328
Viscofan SA	168,131	10,011,694
		183,344,705
Sweden — 5.5%
AAK AB	797,897	11,631,301
AcadeMedia AB(d)	357,712	1,531,126

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
AddLife AB	493,056	$4,609,261
AddTech AB, Class B	1,120,450	13,538,764
AFRY AB	405,103	5,440,041
Alimak Group AB(d)	184,138	1,155,741
Alleima AB, NVS(b)	917,056	3,124,628
Ambea AB(d)	301,494	1,066,445
Arjo AB, Class B	956,847	3,816,847
Atrium Ljungberg AB, Class B	196,000	2,621,322
Attendo AB(b)(d)	463,173	956,156
Avanza Bank Holding AB	538,088	10,733,258
Axfood AB	472,876	11,707,751
Beijer Alma AB	195,360	2,731,428
Beijer Ref AB	1,074,228	16,653,137
Betsson AB	499,193	3,630,245
BHG Group AB(b)	439,170	735,957
BICO Group AB, Class B(b)(c)	179,716	689,101
Bilia AB, Class A	308,277	3,265,342
Billerud AB	982,440	12,683,002
BioArctic AB(b)(d)	146,867	3,059,814
BioGaia AB	372,898	2,955,166
Biotage AB	283,041	4,645,668
Bonava AB, Class B	331,448	969,468
Boozt AB(b)(c)(d)	225,035	1,641,115
Bravida Holding AB(d)	882,634	8,269,327
Bufab AB	114,330	2,160,818
Bure Equity AB	243,322	4,695,637
Calliditas Therapeutics AB, Class B(b)	135,307	1,029,605
Camurus AB(b)	128,090	2,971,882
Castellum AB	1,119,629	12,801,938
Catena AB	146,118	4,962,586
Cellavision AB	65,164	1,221,943
Cibus Nordic Real Estate AB	189,950	2,594,591
Cint Group AB(b)	639,024	3,365,605
Clas Ohlson AB, Class B	165,607	1,105,939
Cloetta AB, Class B	868,752	1,588,027
Collector Bank AB(b)	280,488	685,648
Coor Service Management Holding AB(d)	405,042	2,151,980
Corem Property Group AB, Class B	2,458,253	1,530,261
Creades AB, Class A	235,658	1,581,903
Dios Fastigheter AB	368,935	2,422,709
Dometic Group AB(d)	1,408,889	8,066,557
Duni AB(b)	149,301	1,004,697
Dustin Group AB(d)	314,606	1,309,022
Electrolux Professional AB, Class B	1,019,272	3,848,098
Elekta AB, Class B	1,632,718	8,298,744
Fabege AB	1,161,058	8,429,268
Fagerhult AB	375,217	1,495,268
Fingerprint Cards AB, Class B(b)(c)	1,175,099	555,820
Fortnox AB	2,122,088	9,018,457
GARO AB(c)	137,577	1,387,109
Granges AB	450,562	3,044,766
Hemnet Group AB	228,038	2,833,028
Hexatronic Group AB	696,497	9,425,795
Hexpol AB	1,142,166	11,273,328
HMS Networks AB	120,710	3,105,684
Hufvudstaden AB, Class A	486,368	5,795,945
Humble Group AB(b)	805,196	614,036
Implantica AG, SDR(b)	138,757	599,456
Instalco AB	807,189	3,237,895
Intrum AB(c)	326,195	4,104,248
Security	Shares	Value

Sweden (continued)
Investment AB Oresund	182,326	$1,892,478
INVISIO AB(c)	171,823	2,549,871
Inwido AB	243,365	2,186,153
JM AB.	224,296	3,377,203
Kambi Group PLC, Class B(b)	107,313	1,696,795
K-Fast Holding AB(b)(c)	259,710	533,602
Kindred Group PLC	994,533	8,627,406
KNOW IT AB	110,907	2,207,368
Lime Technologies AB(c)	42,343	773,903
Lindab International AB	322,747	3,433,108
Loomis AB	324,511	9,085,828
MEKO AB	163,867	1,548,518
Millicom International Cellular SA, SDR(b)(c)	750,524	8,145,750
MIPS AB	112,465	3,637,357
Modern Times Group MTG AB, Class B	429,638	3,220,940
Munters Group AB(d)	561,012	4,376,929
Mycronic AB.	319,721	5,017,721
NCC AB, Class B	370,140	3,084,171
New Wave Group AB, Class B	178,507	2,480,952
Nobia AB	540,940	900,807
Nolato AB, Class B	890,613	3,756,461
Nordnet AB publ	600,836	7,443,049
Note AB(b)	73,584	1,063,066
Nyfosa AB	699,330	4,179,278
OX2 AB(b)	348,975	2,407,757
Pandox AB(b)	400,891	4,909,366
Paradox Interactive AB(c)	138,235	2,387,617
Peab AB, Class B	803,314	4,168,104
Platzer Fastigheter Holding AB, Class B	263,169	1,631,276
PowerCell Sweden AB(b)	199,882	2,195,407
Ratos AB, Class B	854,395	3,198,072
Re:NewCell AB(b)(c)	102,533	536,330
Resurs Holding AB(d)	565,038	1,227,807
Rvrc Holding AB	166,494	412,571
Saab AB, Class B	318,490	11,253,537
Samhallsbyggnadsbolaget i Norden AB(c)	4,631,588	6,363,271
Samhallsbyggnadsbolaget i Norden AB, Class D(c)	717,121	1,179,112
Scandic Hotels Group AB(b)(c)(d)	679,124	2,153,657
Sdiptech AB, Class B(b)	132,847	2,561,549
Sectra AB, NVS	581,701	7,711,534
Sedana Medical AB(b)(c)	293,532	532,052
Sinch AB(b)(c)(d)	2,369,739	5,564,052
SkiStar AB	186,758	1,787,104
SSAB AB, Class A	1,010,119	4,858,740
SSAB AB, Class B	2,807,005	13,042,526
Stillfront Group AB(b)(c)	1,986,099	3,865,647
Storskogen Group AB	5,977,122	4,364,170
Storytel AB(b)(c)	176,981	625,324
Surgical Science Sweden AB(b)	140,150	2,020,314
Svolder AB	388,829	2,016,617
Sweco AB, Class B	940,803	7,068,839
SwedenCare AB(c)	369,771	1,272,999
Synsam AB(c)	190,299	854,404
Thule Group AB(d)	459,127	9,045,083
Trelleborg AB, Class B	1,054,516	23,219,446
Troax Group AB	167,331	2,483,503
Truecaller AB(b)	285,421	1,044,685
Vestum AB(b)(c)	616,402	861,193
Viaplay Group AB, Class B(b)	320,000	5,842,019
Vimian Group AB(b)	722,781	2,372,349

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Vitec Software Group AB, Class B	123,221	$4,521,362
Vitrolife AB	262,278	4,238,906
VNV Global AB(b)	403,775	866,393
Volati AB	100,385	918,277
Wallenstam AB, Class B	1,525,004	5,380,357
Wihlborgs Fastigheter AB	1,201,550	7,871,625
XANO Industri AB, Class B	64,955	608,512
Xvivo Perfusion AB(b)	95,388	1,371,662
		526,213,545
Switzerland — 4.6%
Accelleron Industries AG, NVS	351,902	5,967,240
Allreal Holding AG, Registered	64,548	9,246,274
ALSO Holding AG, Registered	27,624	4,341,583
APG SGA SA	3,623	591,562
Arbonia AG	221,414	2,691,156
Aryzta AG(b)	4,115,271	4,218,561
Autoneum Holding AG	12,557	1,200,999
Banque Cantonale Vaudoise, Registered	130,375	11,602,793
Basilea Pharmaceutica AG, Registered(b)(c)	50,039	2,301,742
Belimo Holding AG, Registered	42,587	17,345,998
Bell Food Group AG, Registered(c)	8,176	1,993,842
BKW AG	91,763	10,705,320
Bobst Group SA, Registered	36,181	2,223,358
Bossard Holding AG, Class A, Registered	24,239	4,812,390
Bucher Industries AG, Registered	29,204	9,846,581
Burckhardt Compression Holding AG	13,078	5,657,520
Burkhalter Holding AG(c)	22,318	1,738,457
Bystronic AG, Registered	5,833	3,350,451
Cembra Money Bank AG	131,042	9,503,046
Coltene Holding AG, Registered	12,247	979,749
Comet Holding AG, Registered	33,375	5,313,224
Daetwyler Holding AG, Bearer	32,759	5,813,882
DKSH Holding AG	155,977	11,252,268
dormakaba Holding AG	12,707	4,033,401
Dottikon Es Holding AG(b)(c)	11,970	2,777,215
Dufry AG, Registered(b)(c)	315,944	10,422,208
EFG International AG	403,998	3,306,435
Emmi AG, Registered	9,333	7,447,319
Flughafen Zurich AG, Registered(b)	87,321	13,546,646
Forbo Holding AG, Registered	4,337	5,250,029
Galenica AG(d)	217,167	15,603,018
Georg Fischer Ltd.	356,780	19,760,177
Gurit Holding AG(c)	15,793	1,459,188
Helvetia Holding AG, Registered	161,685	16,055,696
Huber + Suhner AG, Registered	68,886	6,135,783
Idorsia Ltd.(b)(c)	497,694	7,705,359
Implenia AG, Registered(b)	63,488	2,383,413
Inficon Holding AG, Registered	7,488	5,953,823
Interroll Holding AG, Registered	2,772	5,839,720
Intershop Holding AG	6,171	3,753,211
Kardex Holding AG, Registered(c)	26,232	4,011,436
Komax Holding AG, Registered	15,788	3,705,389
Landis+Gyr Group AG(c)	95,733	5,516,799
LEM Holding SA, Registered	2,431	4,049,441
Leonteq AG	42,087	1,697,725
Medacta Group SA(d)	32,169	2,894,519
Medartis Holding AG(b)(d)	18,285	1,420,900
Medmix AG(d)	106,640	1,877,312
Metall Zug AG, Class B, Registered(c)	864	1,600,559
Meyer Burger Technology AG(b)(c)	10,532,202	5,045,370
Security	Shares	Value

Switzerland (continued)
Mobilezone Holding AG, Registered	182,690	$2,897,400
Mobimo Holding AG, Registered	30,964	7,222,607
Molecular Partners AG(b)(c)	90,489	590,275
Montana Aerospace AG(b)(d)	94,348	1,081,830
OC Oerlikon Corp. AG, Registered	828,047	5,348,458
Orior AG	26,535	1,849,764
Peach Property Group AG(c)	36,278	771,908
PolyPeptide Group AG(d)	64,366	1,871,549
PSP Swiss Property AG, Registered	199,286	21,289,679
Rieter Holding AG, Registered	11,537	961,631
Schweiter Technologies AG, Bearer	4,339	2,906,893
Sensirion Holding AG(b)(d)	41,476	3,773,579
SFS Group AG	85,840	7,762,376
Siegfried Holding AG, Registered	17,338	10,320,931
Softwareone Holding AG	409,531	4,608,952
St. Galler Kantonalbank AG, Class A, Registered	12,620	5,941,197
Stadler Rail AG(c)	219,262	6,451,932
Sulzer AG, Registered(c)	82,770	5,520,318
Swiss Steel Holding AG, Registered(b)	3,178,016	714,090
Swissquote Group Holding SA, Registered	42,614	5,047,676
Tecan Group AG, Registered	55,163	20,235,636
Trifork Holding AG(c)	54,031	1,070,832
TX Group AG	11,677	1,622,507
u-blox Holding AG	29,592	3,029,754
Valiant Holding AG, Registered	67,283	6,590,199
Vetropack Holding AG, Registered	49,116	1,570,452
Vontobel Holding AG, Registered	121,644	6,844,991
V-ZUG Holding AG(b)(c)	10,254	740,009
Ypsomed Holding AG, Registered(c)	16,190	2,603,907
Zehnder Group AG, Registered	44,673	2,405,797
Zur Rose Group AG(b)(c)	42,321	1,143,326
		440,740,542
United Kingdom — 14.8%
888 Holdings PLC	1,626,820	1,731,559
Abcam PLC(b)	947,532	14,667,168
Advanced Medical Solutions Group PLC	999,512	3,129,235
AG Barr PLC	404,135	2,082,587
Airtel Africa PLC(d)	4,050,761	5,243,322
AJ Bell PLC	1,350,588	5,023,402
Alliance Pharma PLC	2,170,914	1,544,044
Alpha FX Group PLC	133,560	2,910,164
Alphawave IP Group PLC(b)(c)	1,172,907	1,517,261
AO World PLC(b)(c)	1,782,354	913,669
Argo Blockchain PLC(b)(c)	1,984,463	178,490
Ascential PLC(b)	1,906,171	4,198,424
Ashmore Group PLC	2,002,027	4,741,018
ASOS PLC(b)(c)	300,382	1,934,221
Assura PLC	12,945,188	8,294,156
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	1,757,367	2,123,719
Auction Technology Group PLC(b)(c)	385,000	3,294,926
Avacta Group PLC(b)(c)	1,081,888	1,563,293
Avacta Group PLC, NVS(c)	8,825	3,137
Avon Protection PLC	133,608	1,593,505
B&M European Value Retail SA	4,144,718	15,317,150
Babcock International Group PLC(b)	1,094,736	3,457,896
Bakkavor Group PLC(d)	743,390	775,793
Balfour Beatty PLC	2,695,630	9,230,763
Bank of Georgia Group PLC	156,675	3,818,090
Beazley PLC	2,647,248	18,985,560
Bellway PLC	540,624	11,497,532

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Biffa PLC(d)	1,342,464	$6,333,655
Big Yellow Group PLC	767,862	9,880,510
Bodycote PLC	820,206	4,661,672
boohoo Group PLC(b)(c)	4,356,759	2,024,742
Borr Drilling Ltd.(b)	609,201	2,951,869
Breedon Group PLC	6,624,344	3,973,587
Bridgepoint Group PLC(d)	2,846,533	6,505,608
Britvic PLC	1,178,397	9,831,327
Burford Capital Ltd.	800,907	6,474,796
Bytes Technology Group PLC	934,697	3,850,301
Capita PLC(b)	7,234,608	2,012,998
Capital & Counties Properties PLC	3,170,260	3,893,784
Capricorn Energy PLC(b)	1,385,780	3,934,889
Carnival PLC(b)	638,590	5,073,812
Centamin PLC	4,981,620	5,064,286
Central Asia Metals PLC	754,149	1,847,552
Centrica PLC	25,601,986	22,496,748
Ceres Power Holdings PLC(b)(c)	530,220	1,995,304
Chemring Group PLC	1,233,732	4,276,899
Civitas Social Housing PLC	2,587,007	1,768,200
Clarkson PLC	116,604	3,690,660
Close Brothers Group PLC	661,291	7,450,161
CLS Holdings PLC(c)	783,206	1,285,344
CMC Markets PLC(d)	558,608	1,572,333
Coats Group PLC	6,377,317	4,424,341
Computacenter PLC	347,846	7,217,325
ContourGlobal PLC(d)	854,654	2,474,086
ConvaTec Group PLC(d)	7,059,680	17,664,906
Countryside Partnerships PLC(b)(d)	2,054,331	5,004,867
Craneware PLC	112,297	2,382,470
Cranswick PLC	231,117	7,890,774
Crest Nicholson Holdings PLC	1,094,439	2,536,873
Currys PLC	4,643,627	3,468,219
Custodian Reit PLC	1,778,748	1,805,283
CVS Group PLC	307,919	6,655,916
Darktrace PLC(b)	905,078	3,704,660
Dechra Pharmaceuticals PLC	470,323	14,138,968
Deliveroo PLC(b)(d)	3,763,887	3,762,195
Derwent London PLC	444,303	10,996,183
Diploma PLC	542,061	15,417,768
Direct Line Insurance Group PLC	5,694,822	13,157,524
Diversified Energy Co. PLC	3,692,770	5,327,462
Domino’s Pizza Group PLC	1,691,825	4,375,542
Dr. Martens PLC	2,618,107	7,445,622
Drax Group PLC	1,741,557	10,399,911
DS Smith PLC	6,006,844	20,032,347
Dunelm Group PLC	478,681	4,759,406
easyJet PLC(b)	1,319,277	5,252,945
Elementis PLC(b)	2,483,123	2,625,055
EMIS Group PLC	248,754	5,300,335
Empiric Student Property PLC	2,583,360	2,429,329
Energean PLC	538,443	8,836,227
EnQuest PLC(b)	6,390,990	1,981,958
Ergomed PLC(b)	171,689	2,412,654
Essentra PLC	1,295,776	3,335,926
Euromoney Institutional Investor PLC	474,469	7,879,397
FD Technologies PLC(b)(c)	98,625	1,516,688
Ferrexpo PLC	1,252,860	1,469,444
Fevertree Drinks PLC(c)	454,281	4,966,048
Finablr PLC(a)(b)(d)	1,080,679	12
Security	Shares	Value

United Kingdom (continued)
Firstgroup PLC	3,288,934	$3,948,628
Forterra PLC(d)	948,822	2,377,517
Frasers Group PLC(b)	724,357	5,374,843
Frontier Developments PLC(b)(c)	98,136	1,491,228
Future PLC	498,182	6,981,822
Games Workshop Group PLC	141,284	10,370,776
Gamma Communications PLC	351,491	4,303,324
GB Group PLC	1,047,231	4,571,471
Genel Energy PLC	648,382	944,132
Genuit Group PLC	1,068,565	3,122,811
Genus PLC	287,961	8,415,811
Grainger PLC	3,239,877	8,434,161
Great Portland Estates PLC	925,205	5,453,889
Greatland Gold PLC(b)	19,539,857	1,765,774
Greggs PLC	437,956	10,152,447
Gulf Keystone Petroleum Ltd.	903,762	2,166,624
Gym Group PLC (The)(b)(d)	682,891	905,309
Halfords Group PLC	985,641	1,992,776
Hammerson PLC(c)	15,782,113	3,459,916
Harbour Energy PLC	1,996,265	8,663,453
Hays PLC	7,171,608	9,042,025
Helical PLC	586,398	2,219,187
Helios Towers PLC(b)(c)	3,195,634	4,591,465
Hill & Smith Holdings PLC	350,713	3,964,433
Hiscox Ltd.	1,499,937	15,451,915
Hochschild Mining PLC	1,281,100	782,771
Home Reit PLC	3,353,064	3,233,891
HomeServe PLC	1,318,873	17,950,550
Hotel Chocolat Group PLC(b)(c)	230,583	388,716
Howden Joinery Group PLC	2,487,664	14,653,819
Hunting PLC	591,957	1,815,940
Ibstock PLC(d)	1,751,971	3,123,455
IG Group Holdings PLC	1,790,991	16,336,089
IMI PLC	1,131,036	15,932,752
Impact Healthcare Reit PLC	1,244,634	1,492,640
Impax Asset Management Group PLC	368,148	2,824,050
Inchcape PLC	1,627,144	13,881,002
Indivior PLC, NVS	605,148	11,462,550
IntegraFin Holdings PLC	1,284,904	3,713,289
Intermediate Capital Group PLC	1,274,665	15,521,286
International Distributions Services PLC	3,331,271	7,706,492
Investec PLC	2,994,673	15,008,381
IP Group PLC	4,429,950	2,985,438
ITM Power PLC(b)(c)	1,850,800	1,748,394
ITV PLC	15,749,177	12,126,183
IWG PLC(b)	3,308,273	5,000,603
J D Wetherspoon PLC(b)	427,824	2,220,673
JET2 PLC(b)	703,600	6,861,920
John Wood Group PLC(b)	2,967,340	4,771,094
Johnson Service Group PLC	1,960,570	2,084,249
JTC PLC(d)	578,061	4,651,100
Judges Scientific PLC	22,305	1,775,208
Jupiter Fund Management PLC	1,884,180	2,241,715
Just Group PLC	4,423,433	2,938,191
Kainos Group PLC	348,473	4,947,865
Kape Technologies PLC(b)(c)	709,223	1,789,341
Keller Group PLC	315,726	2,273,827
Keywords Studios PLC	315,441	8,722,912
Kier Group PLC(b)	1,905,616	1,306,845
Lancashire Holdings Ltd.	1,050,677	5,962,733

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Learning Technologies Group PLC	2,508,326	$3,095,165
Liontrust Asset Management PLC	278,537	2,727,899
LondonMetric Property PLC	4,159,762	8,915,902
Luceco PLC(d)	343,361	308,462
LXI REIT PLC	8,273,010	11,549,133
Man Group PLC/Jersey	5,730,890	14,256,199
Marks & Spencer Group PLC(b)	8,548,582	10,352,977
Marlowe PLC(b)(c)	345,056	3,165,680
Marshalls PLC	974,018	2,819,317
Marston’s PLC(b)	2,774,053	1,115,358
Mediclinic International PLC	1,757,589	9,998,435
Micro Focus International PLC	1,463,806	8,728,126
Mitchells & Butlers PLC(b)	1,151,103	1,534,531
Mitie Group PLC	6,203,554	5,093,101
Moneysupermarket.com Group PLC	2,307,386	4,853,583
Moonpig Group PLC(b)(c)	982,946	1,545,183
Morgan Advanced Materials PLC	1,200,773	3,387,533
Morgan Sindall Group PLC	175,389	3,094,750
National Express Group PLC(b)	2,304,851	4,467,976
NCC Group PLC	1,340,068	3,058,211
Network International Holdings PLC(b)(d)	2,184,788	8,142,920
Next Fifteen Communications Group PLC	352,931	3,553,627
Ninety One PLC	2,009,338	4,691,571
Numis Corp. PLC(c)	300,055	623,515
On the Beach Group PLC(b)(d)	715,557	847,756
OSB Group PLC	1,933,547	9,214,447
Oxford Biomedica PLC(b)	294,199	1,091,448
Oxford Nanopore Technologies PLC(b)(c)	1,420,711	4,279,631
Pagegroup PLC	1,415,413	6,827,059
Pan African Resources PLC	7,288,218	1,411,286
Pantheon Resources PLC(b)(c)	3,083,829	3,538,974
Paragon Banking Group PLC	1,051,128	5,142,666
Penno Group PLC	1,156,578	11,114,367
Petrofac Ltd.(b)(c)	1,939,179	2,395,086
Pets at Home Group PLC	2,164,237	7,155,889
Picton Property Income Ltd. (The)	2,367,502	2,334,943
Playtech PLC(b)	1,007,550	5,987,015
Polar Capital Holdings PLC	310,971	1,499,593
Premier Foods PLC	2,757,807	3,276,507
Primary Health Properties PLC	5,728,437	7,298,569
Provident Financial PLC	1,032,468	1,933,527
PRS REIT PLC (The)	2,273,307	2,294,184
PZ Cussons PLC	987,032	2,263,181
QinetiQ Group PLC	2,508,228	10,338,576
Quilter PLC(d)	5,866,137	6,502,592
Rank Group PLC(b)	936,403	562,706
Rathbones Group PLC	257,336	5,530,414
Reach PLC	1,266,460	1,334,007
Redde Northgate PLC	991,003	3,784,484
Redrow PLC	1,294,561	6,229,452
Regional REIT Ltd.(d).	1,663,540	1,274,375
Renewi PLC(b)	338,871	2,052,997
Renishaw PLC	157,193	6,307,636
Restaurant Group PLC (The)(b)	3,277,852	1,195,077
Restore PLC	553,830	2,281,916
Rightmove PLC	3,655,960	20,587,403
Rotork PLC	3,727,025	10,924,199
RS GROUP PLC	2,047,363	22,527,987
RWS Holdings PLC	1,342,557	4,720,153
S4 Capital PLC(b)	1,210,599	2,438,676
Security	Shares	Value

United Kingdom (continued)
Sabre Insurance Group PLC(d)	1,064,944	$1,096,707
Safestore Holdings PLC	913,201	9,461,109
Saga PLC(b)(c)	448,987	442,297
Savills PLC	625,809	5,912,643
Senior PLC	1,880,148	2,802,999
Serco Group PLC	5,189,698	9,706,175
Serica Energy PLC	870,937	3,008,584
Shaftesbury PLC	840,944	3,531,534
SIG PLC(b)	3,028,602	1,083,638
Smart Metering Systems PLC	549,802	4,615,353
Softcat PLC	566,118	7,273,735
SolGold PLC(b)(c)	4,783,534	877,721
Spectris PLC	472,054	16,360,907
Spire Healthcare Group PLC(b)(d)	1,198,736	2,977,836
Spirent Communications PLC	2,655,797	7,883,455
SSP Group PLC(b)	3,448,348	8,018,250
SThree PLC	539,518	2,301,635
Strix Group PLC(c)	919,833	1,139,253
Subsea 7 SA	1,035,362	10,329,696
Supermarket Income Reit PLC	5,470,417	6,431,080
Synthomer PLC	1,588,876	2,055,531
Target Healthcare REIT PLC	2,671,832	2,656,536
Tate & Lyle PLC	1,756,894	14,116,962
TBC Bank Group PLC	179,403	3,876,128
Team17 Group PLC(b)	462,917	2,189,851
Telecom Plus PLC	275,645	6,700,971
THG PLC(b)(c)	3,170,324	1,932,886
TI Fluid Systems PLC(d)	1,425,733	2,263,861
TORM PLC, Class A	124,934	3,342,874
TP ICAP Group PLC	3,436,766	7,251,958
Trainline PLC(b)(d)	2,080,145	7,936,589
Travis Perkins PLC	916,121	8,634,428
Tritax Big Box REIT PLC	8,171,127	13,138,702
Trustpilot Group PLC(b)(d)	932,614	1,159,701
Tullow Oil PLC(b)	4,967,698	2,308,736
Tyman PLC	864,655	1,902,588
UK Commercial Property REIT Ltd.	3,456,217	2,420,163
UNITE Group PLC (The)	1,482,790	15,146,623
Urban Logistics REIT PLC	2,005,749	3,024,752
Vesuvius PLC	946,490	3,681,793
Victoria PLC(b)(c)	269,902	1,559,998
Victrex PLC	378,805	7,194,561
Virgin Money UK PLC	5,596,912	8,723,240
Vistry Group PLC	970,543	6,711,500
Volex PLC	503,241	1,428,363
Volution Group PLC	845,327	2,992,229
Warehouse REIT PLC	1,695,335	2,333,051
Watkin Jones PLC	964,914	1,035,743
Weir Group PLC (The)	1,125,780	19,615,377
WH Smith PLC(b)	570,515	7,713,004
Wickes Group PLC	1,102,902	1,603,776
Wincanton PLC	527,562	1,999,492
Workspace Group PLC	634,188	2,973,506
Yellow Cake PLC(b)(d)	764,639	3,766,492
YouGov PLC	458,948	4,697,700
Young & Co’s Brewery PLC, Series A	95,566	1,032,385
		1,422,026,077
United States — 0.1%
5E Advanced Materials Inc.(b)(c)	1,042,059	1,333,981

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Coronado Global Resources Inc.(d)	3,252,208	$3,880,309
		5,214,290
Total Common Stocks — 99.0%
(Cost: $12,478,601,898)		9,506,597,304

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	37,128	1,493,928
Einhell Germany AG, Preference Shares, NVS(c)	7,140	979,116
Fuchs Petrolub SE, Preference Shares, NVS	303,805	8,700,683
Jungheinrich AG, Preference Shares, NVS	211,226	5,249,189
Schaeffler AG, Preference Shares, NVS(c)	558,225	2,868,313
Sixt SE, Preference Shares, NVS	72,455	4,220,170
STO SE & Co. KGaA, Preference Shares, NVS	10,085	1,299,036
		24,810,435
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	214,588	2,947,477

Total Preferred Stocks — 0.3%
(Cost: $36,657,128)		27,757,912

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(b)	42,123	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30)(b)(c)	96,743	1

Singapore — 0.0%
Ezion Holdings Ltd. (Issued/Exercisable 04/16/18, 1.66667 Share for 1 Warrant, Expires 04/17/23, Strike Price SGD 0.28)(a)(b)(c)	3,963,747	28
Security	Shares	Value

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.0002)(a)(b)(c)	3,096,556	$18,361

Total Warrants — 0.0%
(Cost: $—)		18,390

Total Long-Term Investments — 99.3%
(Cost: $12,515,259,026)		9,534,373,606

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	417,287,292	417,203,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	3,060,000	3,060,000

Total Short-Term Securities — 4.4%
(Cost: $420,344,847)		420,263,835

Total Investments — 103.7%
(Cost: $12,935,603,873)		9,954,637,441

Liabilities in Excess of Other Assets — (3.7)%		(351,794,698)

Net Assets — 100.0%		$9,602,842,743

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$488,918,475	$—	$(71,707,711	)(a)	$71,472	$(78,401)	$417,203,835	417,287,292	$3,859,855	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,220,000	—	(160,000	)(a)	—	—	3,060,000	3,060,000	19,306		—
					$71,472	$(78,401)	$420,263,835		$3,879,161		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	164	12/08/22	$21,207	$196,771
Euro STOXX 50 Index	752	12/16/22	26,852	1,657,060
FTSE 100 Index	205	12/16/22	16,722	52,025
				$1,905,856

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$455,191,362	$9,045,952,300	$5,453,642	$9,506,597,304
Preferred Stocks	—	27,757,912	—	27,757,912
Warrants	—	1	18,389	18,390
Money Market Funds	420,263,835	—	—	420,263,835
	$875,455,197	$9,073,710,213	$5,472,031	$9,954,637,441
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,905,856	$—	$1,905,856

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt